Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Document Period End Date	May 31, 2024
C000004071 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Dividend Fund
Class Name	Investor C Shares
Trading Symbol	BRECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Dividend Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$178	1.67%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  International equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Major overseas economies returned to positive growth, supporting the corporate earnings outlook.
  Signs of easing inflation led to expectations that leading central banks were poised to begin reducing interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI ACWI ex USA Index) were led by stock selection in information technology, industrials and materials. In terms of individual holdings, Danish pharmaceutical company Novo Nordisk benefited from increased demand for its diabetes and obesity products, including Wegovy which is increasingly available outside the United States. ASML, the Dutch manufacturer of silicon photolithography systems used in semiconductor manufacturing, reported revenues and earnings that exceeded expectations, driven by record order growth. Results for British arms, security and aerospace company BAE Systems have been boosted by conflicts in Ukraine and the Middle East as governments bolster their military capabilities.
What detracted from performance?
The largest detractors from performance included stock selection within and underweights to financials and consumer staples. With respect to specific holdings, Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China. Bank Rakyat, the Indonesian bank that specializes in small scale and microfinance lending, indicated that inconsistent underwriting practices (since rectified) in its rural loan program would likely lead to increased credit losses in coming months.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	13.21%	8.27%	3.68%
Investor C Shares (with sales charge)	12.21	8.27	3.68
MSCI ACWI ex USA Index	16.74	6.81	4.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 735,887,706
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,469,534
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$735,887,706
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$3,469,534
Portfolio Turnover Rate	71%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	14.9%
United States	12.1
France	11.8
Netherlands	9.1
Sweden	6.4
Japan	6.0
Canada	5.5
Taiwan	5.3
Germany	5.2
Denmark	4.7
Other	18.4
Short-Term Securities	0.1
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Novo Nordisk A/S, Class B	4.7
AstraZeneca PLC	3.9
Baker Hughes Co., Class A	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.7
RELX PLC	3.6
ASML Holding NV	3.6
Assa Abloy AB, Class B	3.6
Air Liquide SA	3.5
Texas Instruments, Inc.	3.3
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Novo Nordisk A/S, Class B	4.7
AstraZeneca PLC	3.9
Baker Hughes Co., Class A	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.7
RELX PLC	3.6
ASML Holding NV	3.6
Assa Abloy AB, Class B	3.6
Air Liquide SA	3.5
Texas Instruments, Inc.	3.3
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes and planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On April 16, 2024, the Board of Trustees of the Fund approved the reorganization of the Fund into a newly created ETF to be named BlackRock International Dividend ETF. The reorganization is expected to close on or about November 18, 2024.

Material Fund Change Name [Text Block]
On April 16, 2024, the Board of Trustees of the Fund approved the reorganization of the Fund into a newly created ETF to be named BlackRock International Dividend ETF. The reorganization is expected to close on or about November 18, 2024.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004873 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.91%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Energy stocks delivered robust returns, albeit with elevated volatility, thanks to gains in both crude oil prices and the equity market more broadly.
What contributed to performance?
A zero weighting in Woodside Energy Group, Ltd. Contributed to performance, as did an underweight in Chevron Corp. An overweight in the midstream distribution company Williams Cos. also contributed to relative performance given its significant exposure to natural gas pipelines.
What detracted from performance?
The Fund held no positions in the refining company Phillips66, which rallied due to moves from an activist investor, which detracted from performance. A zero weighting in the Canadian integrated oil company Suncor Energy, Inc. detracted, as the stock rose on the strength of higher oil prices. Lack of positions in the Canadian uranium producer Cameco Corp., was an additional detractor, as the United States’ ban on Russia uranium imports was seen as a positive for the company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	26.56%	12.11%	1.26%
MSCI All Country World Index	23.56	11.68	8.40
MSCI World Energy Index	25.46	10.93	2.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 343,286,416
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,611,139
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$343,286,416
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$2,611,139
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	7.6
Short-Term Securities	0.8
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.8%
Shell PLC	10.5
Chevron Corp.	6.7
BP PLC	6.2
ConocoPhillips	5.4
TotalEnergies SE	4.5
Canadian Natural Resources Ltd.	4.4
Hess Corp.	4.3
Marathon Petroleum Corp.	3.6
Valero Energy Corp.	3.2
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.8%
Shell PLC	10.5
Chevron Corp.	6.7
BP PLC	6.2
ConocoPhillips	5.4
TotalEnergies SE	4.5
Canadian Natural Resources Ltd.	4.4
Hess Corp.	4.3
Marathon Petroleum Corp.	3.6
Valero Energy Corp.	3.2
(b)Excludes short-term securities.
C000004887 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor C Shares
Trading Symbol	BMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$188	1.62%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights motivated a successful overweight to healthcare stocks that benefited from the GLP-1 (weight loss drug) theme. Fundamental measures also were additive, as defensive quality measures with a preference for companies with balance sheet strength and cash flow generation correctly positioned the portfolio within consumer durables. Additionally, non-traditional quality measures focusing on hiring practices and employee satisfaction contributed to performance. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	32.46%	15.87%	11.86%
Investor C Shares (with sales charge)	31.46	15.87	11.86
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Growth Index	33.60	19.37	15.80
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,226,660,906
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 5,323,635
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,226,660,906
Number of Portfolio Holdings	128
Net Investment Advisory Fees	$5,323,635
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.6%
Consumer Discretionary	13.2
Communication Services	12.7
Health Care	11.6
Financials	6.1
Industrials	5.9
Consumer Staples	2.2
Materials	0.3
Real Estate	0.2
Short-Term Securities	1.0
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(b)Excludes short-term securities.
C000004913 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Service Shares
Trading Symbol	SHISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Healthcare stocks, while producing a strong absolute return, did not keep pace with the broader market at a time in which technology stocks played the largest role in the performance of the major indexes.
What contributed to performance?
At the sub-sector level, security selection in pharmaceuticals contributed to results. On a stock-specific basis, an underweight position in Bristol Myers Squibb Co. was the top contributor to performance. The biopharmaceutical company missed sales expectations for select treatments and faced elevated competition from generic drugs. An overweight position in Boston Scientific Corp. was another leading contributor. The medical device company reported robust sales growth in its surgery and cardiovascular segments and received approval for a new treatment from the Food and Drug Administration.
What detracted from performance?
Selection in the biotechnology sub-sector detracted. Among individual positions, an overweight in the biotechnology stock Biogen, Inc.—which was hurt by slower-than-expected sales for its Alzheimer’s treatment Leqembi—was the largest detractor. An overweight position in Penumbra, Inc. also hurt results. The medical device company missed first-quarter earnings estimates due to a decline in its international sales.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	13.24%	11.02%	11.42%
Russell 3000® Index	27.58	15.00	12.09
Russell 3000® Health Care Index	12.85	11.30	10.71
Average annual total returns reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,314,133,305
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 55,667,396
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,314,133,305
Number of Portfolio Holdings	141
Net Investment Advisory Fees	$55,667,396
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Biotechnology	24.2%
Health Care Equipment & Supplies	22.7
Pharmaceuticals	21.3
Health Care Providers & Services	21.2
Life Sciences Tools & Services	9.4
Financial Services	0.1
Software	0.1
Short-Term Securities	2.0
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(b)Excludes short-term securities.
C000037656 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class R Shares
Trading Symbol	BMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$131	1.12%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights motivated a successful overweight to healthcare stocks that benefited from the GLP-1 (weight loss drug) theme. Fundamental measures also were additive, as defensive quality measures with a preference for companies with balance sheet strength and cash flow generation correctly positioned the portfolio within consumer durables. Additionally, non-traditional quality measures focusing on hiring practices and employee satisfaction contributed to performance. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	33.12%	16.45%	12.22%
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Growth Index	33.60	19.37	15.80
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Average annual total returns reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,226,660,906
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 5,323,635
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,226,660,906
Number of Portfolio Holdings	128
Net Investment Advisory Fees	$5,323,635
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.6%
Consumer Discretionary	13.2
Communication Services	12.7
Health Care	11.6
Financials	6.1
Industrials	5.9
Consumer Staples	2.2
Materials	0.3
Real Estate	0.2
Short-Term Securities	1.0
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(b)Excludes short-term securities.
C000230442 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Infrastructure Sustainable Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Infrastructure stocks, while producing a positive absolute return, did not keep pace with the broader market at a time in which information technology stocks played the largest role in the performance of the major indexes.
What contributed to performance?
At the sector level, Eurozone highways, U.S. data centers, and Australian communications were the largest contributors. Among individual stocks, Ferrovial SE, Enel SpA, and Digital Realty Trust, Inc. were the leading contributors. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Eurozone electric utilities, U.K. diversified utilities and Eurozone communications were the largest detractors. Energias de Portugal SA, EDP Renováveis SA, and Orsted SA were the most notable detractors at the individual stock level. The Fund’s use of derivatives marginally detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 30, 2021 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Inception
Institutional Shares	0.13%	(1.82)%
MSCI All Country World Index	23.56	5.68
FTSE Developed Core Infrastructure 50/50 Net Tax Index	8.29	2.89
The Fund commenced operations on September 30, 2021.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,028,871
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$9,028,871
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Utilities	50.6%
Industrials	25.8
Real Estate	14.6
Communication Services	4.5
Information Technology	1.1
Short-Term Securities	2.0
Other Assets Less Liabilities	1.4
Ten largest holdings
Security(b)	Percent of Net Assets
Terna - Rete Elettrica Nazionale	5.4%
National Grid PLC	5.1
SBA Communications Corp.	4.9
Ferrovial SE	4.5
Alliant Energy Corp.	4.2
Enel SpA	4.1
SSE PLC	4.0
Clearway Energy, Inc., Class C	3.6
Fraport AG Frankfurt Airport Services Worldwide	3.4
Equinix, Inc.	3.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Terna - Rete Elettrica Nazionale	5.4%
National Grid PLC	5.1
SBA Communications Corp.	4.9
Ferrovial SE	4.5
Alliant Energy Corp.	4.2
Enel SpA	4.1
SSE PLC	4.0
Clearway Energy, Inc., Class C	3.6
Fraport AG Frankfurt Airport Services Worldwide	3.4
Equinix, Inc.	3.4
(b)Excludes short-term securities.
C000230443 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Infrastructure Sustainable Opportunities Fund
Class Name	Class K Shares
Trading Symbol	BINKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Infrastructure stocks, while producing a positive absolute return, did not keep pace with the broader market at a time in which information technology stocks played the largest role in the performance of the major indexes.
What contributed to performance?
At the sector level, Eurozone highways, U.S. data centers, and Australian communications were the largest contributors. Among individual stocks, Ferrovial SE, Enel SpA, and Digital Realty Trust, Inc. were the leading contributors. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Eurozone electric utilities, U.K. diversified utilities and Eurozone communications were the largest detractors. Energias de Portugal SA, EDP Renováveis SA, and Orsted SA were the most notable detractors at the individual stock level. The Fund’s use of derivatives marginally detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 30, 2021 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Inception
Class K Shares	0.29%	(1.73)%
MSCI All Country World Index	23.56	5.68
FTSE Developed Core Infrastructure 50/50 Net Tax Index	8.29	2.89
The Fund commenced operations on September 30, 2021.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,028,871
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$9,028,871
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Utilities	50.6%
Industrials	25.8
Real Estate	14.6
Communication Services	4.5
Information Technology	1.1
Short-Term Securities	2.0
Other Assets Less Liabilities	1.4
Ten largest holdings
Security(b)	Percent of Net Assets
Terna - Rete Elettrica Nazionale	5.4%
National Grid PLC	5.1
SBA Communications Corp.	4.9
Ferrovial SE	4.5
Alliant Energy Corp.	4.2
Enel SpA	4.1
SSE PLC	4.0
Clearway Energy, Inc., Class C	3.6
Fraport AG Frankfurt Airport Services Worldwide	3.4
Equinix, Inc.	3.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Terna - Rete Elettrica Nazionale	5.4%
National Grid PLC	5.1
SBA Communications Corp.	4.9
Ferrovial SE	4.5
Alliant Energy Corp.	4.2
Enel SpA	4.1
SSE PLC	4.0
Clearway Energy, Inc., Class C	3.6
Fraport AG Frankfurt Airport Services Worldwide	3.4
Equinix, Inc.	3.4
(b)Excludes short-term securities.
C000242844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Investor A Shares
Trading Symbol	BALSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 13, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$193(a)	1.80%
(a)	Investor A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 193	[1]
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
What contributed to performance?
The Fund’s performance was driven by fundamental stock selection. Long positions in Nvidia Corp. and Amazon.com, Inc. proved beneficial amid the broader excitement around artificial intelligence. Elsewhere, long positions in energy companies Conocophillips Company and Suncor Energy Inc. also contributed positively. Gains from fundamental stock selection were compounded by systematic insights. Sentiment-based measures evaluating trends across analyst and executive comments as well as macro thematic insights measuring hiring trends and business-to-business invoicing collectively were key performance drivers. These insights broadly helped the Fund identify the dominant trends of what became an increasingly trending market. Finally, the Fund used derivatives to implement market timing models expressed in futures. These instruments contributed slightly to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
While fundamental stock selection contributed in aggregate, select positions detracted from performance, including a net long to media company Comcast and a short to oil stock CNX Resources Corp. Elsewhere, systematic measures evaluating traditional financial statement data such as cash flows, valuations and dividend consistency ran against the prevailing market themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 13, 2023 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
Since Inception
Investor A Shares	21.37%
Investor A Shares (with sales charge)	14.99
S&P 500® Index	22.58
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	13.87
The Fund commenced operations on June 13, 2023.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,443,302
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$12,443,302
Number of Portfolio Holdings	244
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Energy	14.5%	11.9%	26.4%
Financials	7.5	7.7	15.2
Information Technology	5.6	5.8	11.4
Health Care	6.4	4.1	10.5
Utilities	4.3	6.2	10.5
Industrials	4.7	3.2	7.9
Communication Services	4.8	1.6	6.4
Consumer Discretionary	3.5	1.3	4.8
Materials	—	3.0	3.0
Real Estate	1.2	1.1	2.3
Consumer Staples	0.6	1.0	1.6
	53.1	46.9	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000004061 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor C Shares
Trading Symbol	BMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$201	1.85%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell 1000® Value Index) were led by security selection within the financial sector, driven by holdings within the financial services and bank industries. The Fund’s underweight to real estate also contributed to performance, most notably an underweight to industrial real estate investment trusts (“REITs”).
What detracted from performance?
The Fund’s overweight to and security selection with the healthcare sector detracted the most, with positioning in the healthcare equipment and supplies industry weighing most heavily on performance. Security selection within consumer staples also detracted from performance, particularly within the distribution and retail industry.
Approximately 30% of the Fund is overwritten using a covered call strategy designed to provide a consistent stream of income. The use of covered calls detracted from performance as expected during a rising market environment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	17.22%	9.23%	7.25%
Investor C Shares (with sales charge)	16.22	9.23	7.25
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Value Index	21.71	10.74	8.61
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,032,731,260
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 14,704,213
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,032,731,260
Number of Portfolio Holdings	177
Net Investment Advisory Fees	$14,704,213
Portfolio Turnover Rate	85%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.2%
Health Care	18.0
Industrials	14.3
Information Technology	9.0
Energy	8.1
Consumer Staples	7.7
Communication Services	6.8
Consumer Discretionary	6.3
Utilities	4.7
Materials	3.6
Real Estate	1.4
Short-Term Securities	1.0
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.5%
RTX Corp.	1.6
Citigroup, Inc.	1.6
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6
Shell PLC	1.6
BP PLC	1.6
First Citizens BancShares, Inc., Class A	1.5
Baxter International, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
L3Harris Technologies, Inc.	1.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.5%
RTX Corp.	1.6
Citigroup, Inc.	1.6
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6
Shell PLC	1.6
BP PLC	1.6
First Citizens BancShares, Inc., Class A	1.5
Baxter International, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
L3Harris Technologies, Inc.	1.4
(b)Excludes short-term securities.
C000004877 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$230	2.04%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Energy stocks delivered robust returns, albeit with elevated volatility, thanks to gains in both crude oil prices and the equity market more broadly.
What contributed to performance?
A zero weighting in Woodside Energy Group, Ltd. Contributed to performance, as did an underweight in Chevron Corp. An overweight in the midstream distribution company Williams Cos. also contributed to relative performance given its significant exposure to natural gas pipelines.
What detracted from performance?
The Fund held no positions in the refining company Phillips66, which rallied due to moves from an activist investor, which detracted from performance. A zero weighting in the Canadian integrated oil company Suncor Energy, Inc. detracted, as the stock rose on the strength of higher oil prices. Lack of positions in the Canadian uranium producer Cameco Corp., was an additional detractor, as the United States’ ban on Russia uranium imports was seen as a positive for the company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	25.20%	10.88%	0.27%
Investor C Shares (with sales charge)	24.20	10.88	0.27
MSCI All Country World Index	23.56	11.68	8.40
MSCI World Energy Index	25.46	10.93	2.21
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 343,286,416
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,611,139
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$343,286,416
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$2,611,139
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	7.6
Short-Term Securities	0.8
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.8%
Shell PLC	10.5
Chevron Corp.	6.7
BP PLC	6.2
ConocoPhillips	5.4
TotalEnergies SE	4.5
Canadian Natural Resources Ltd.	4.4
Hess Corp.	4.3
Marathon Petroleum Corp.	3.6
Valero Energy Corp.	3.2
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.8%
Shell PLC	10.5
Chevron Corp.	6.7
BP PLC	6.2
ConocoPhillips	5.4
TotalEnergies SE	4.5
Canadian Natural Resources Ltd.	4.4
Hess Corp.	4.3
Marathon Petroleum Corp.	3.6
Valero Energy Corp.	3.2
(b)Excludes short-term securities.
C000004883 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	CMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	0.62%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights motivated a successful overweight to healthcare stocks that benefited from the GLP-1 (weight loss drug) theme. Fundamental measures also were additive, as defensive quality measures with a preference for companies with balance sheet strength and cash flow generation correctly positioned the portfolio within consumer durables. Additionally, non-traditional quality measures focusing on hiring practices and employee satisfaction contributed to performance. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	33.74%	17.04%	12.85%
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Growth Index	33.60	19.37	15.80
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,226,660,906
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 5,323,635
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,226,660,906
Number of Portfolio Holdings	128
Net Investment Advisory Fees	$5,323,635
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.6%
Consumer Discretionary	13.2
Communication Services	12.7
Health Care	11.6
Financials	6.1
Industrials	5.9
Consumer Staples	2.2
Materials	0.3
Real Estate	0.2
Short-Term Securities	1.0
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(b)Excludes short-term securities.
C000037625 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class R Shares
Trading Symbol	BMRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equity market sentiment was supported as fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
  Within the growth stock universe, performance was led by a handful of mega-cap technology companies viewed as the likely principal beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell Midcap® Growth Index) were led by security selection in the financials sector along with positioning in information technology and investment decisions in industrials. In financials, an overweight to the capital markets industry, specifically an overweight to alternatives asset manager KKR, contributed to performance. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably an off-benchmark position in wafer processing equipment provider ASM International. Finally, an overweight to aerospace manufacturer TransDigm Group within industrials contributed to performance.
What detracted from performance?
The largest detractors from relative performance included stock selection in consumer discretionary and real estate, as well as positioning in energy. Within consumer discretionary, an out-of-benchmark benchmark position in Swedish online gaming solutions provider Evolution within the hotels, restaurants and leisure sub-sector weighed most heavily on returns. An overweight position to CoStar Group within real estate management and development was the biggest detractor. Lastly, an underweight to the energy sector, most notably to the oil, gas and consumable fuels sub-sector, detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	18.89%	7.76%	11.34%
Russell 1000® Index	28.01	15.42	12.40
Russell Midcap® Growth Index	21.91	11.06	10.67
Average annual total returns reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,667,139,522
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 74,546,434
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,667,139,522
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$74,546,434
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.3%
Information Technology	24.3
Health Care	16.3
Financials	10.2
Consumer Discretionary	9.4
Communication Services	7.1
Real Estate	2.9
Materials	1.9
Consumer Staples	0.5
Energy	0.2
Short-Term Securities	4.0
Liabilities in Excess of Other Assets	(4.1)
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5

C000103250 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor A Shares
Trading Symbol	BCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Commodities produced a strong, broad-based gain during the reporting period, reflecting positive supply-and-demand trends.
  Natural resource stocks delivered robust returns, albeit with elevated volatility, thanks to the gains in both commodity prices and the equity market more broadly.
What contributed to performance?
The Fund invested in both commodity derivatives and natural resources equities, with a weighting of approximately 50% in each. Positions in energy stocks delivered the most meaningful outperformance, as the Fund’s holdings in some of the larger integrated energy companies benefitted from robust oil prices. The Fund’s holdings in precious metals (both commodity-linked derivatives and mining companies) also delivered strong relative returns. The gold price increased approximately 20% over the period, driven by strong investment demand and plateauing interest rates. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in agriculture stocks detracted. While grain prices were relatively rangebound, companies with exposure to the onshore China market came under pressure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	12.12%	9.92%	1.43%
Investor A Shares (with sales charge)	6.24	8.74	0.89
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg Commodity Index Total ReturnSM	10.95	8.15	(1.08)
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 680,078,745
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 4,802,627
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$680,078,745
Number of Portfolio Holdings	207
Net Investment Advisory Fees	$4,802,627
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	26.0%
Energy	18.5
Consumer Staples	2.3
Industrials	1.3
Health Care	0.8
Consumer Discretionary	0.6
Financials	0.1
Short-Term Securities	51.4
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	3.7%
Shell PLC	1.9
Wheaton Precious Metals Corp.	1.4
Agnico Eagle Mines Ltd.	1.4
Chevron Corp.	1.4
Barrick Gold Corp.	1.2
Glencore PLC	1.2
Newmont Corp.	1.1
BP PLC	1.1
Rio Tinto PLC	1.0
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	3.7%
Shell PLC	1.9
Wheaton Precious Metals Corp.	1.4
Agnico Eagle Mines Ltd.	1.4
Chevron Corp.	1.4
Barrick Gold Corp.	1.2
Glencore PLC	1.2
Newmont Corp.	1.1
BP PLC	1.1
Rio Tinto PLC	1.0
(b)Excludes short-term securities.
C000103251 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor C Shares
Trading Symbol	BCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$182	1.72%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Commodities produced a strong, broad-based gain during the reporting period, reflecting positive supply-and-demand trends.
  Natural resource stocks delivered robust returns, albeit with elevated volatility, thanks to the gains in both commodity prices and the equity market more broadly.
What contributed to performance?
The Fund invested in both commodity derivatives and natural resources equities, with a weighting of approximately 50% in each. Positions in energy stocks delivered the most meaningful outperformance, as the Fund’s holdings in some of the larger integrated energy companies benefitted from robust oil prices. The Fund’s holdings in precious metals (both commodity-linked derivatives and mining companies) also delivered strong relative returns. The gold price increased approximately 20% over the period, driven by strong investment demand and plateauing interest rates. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in agriculture stocks detracted. While grain prices were relatively rangebound, companies with exposure to the onshore China market came under pressure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	11.29%	9.12%	0.82%
Investor C Shares (with sales charge)	10.29	9.12	0.82
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg Commodity Index Total ReturnSM	10.95	8.15	(1.08)
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 680,078,745
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 4,802,627
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$680,078,745
Number of Portfolio Holdings	207
Net Investment Advisory Fees	$4,802,627
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	26.0%
Energy	18.5
Consumer Staples	2.3
Industrials	1.3
Health Care	0.8
Consumer Discretionary	0.6
Financials	0.1
Short-Term Securities	51.4
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	3.7%
Shell PLC	1.9
Wheaton Precious Metals Corp.	1.4
Agnico Eagle Mines Ltd.	1.4
Chevron Corp.	1.4
Barrick Gold Corp.	1.2
Glencore PLC	1.2
Newmont Corp.	1.1
BP PLC	1.1
Rio Tinto PLC	1.0
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	3.7%
Shell PLC	1.9
Wheaton Precious Metals Corp.	1.4
Agnico Eagle Mines Ltd.	1.4
Chevron Corp.	1.4
Barrick Gold Corp.	1.2
Glencore PLC	1.2
Newmont Corp.	1.1
BP PLC	1.1
Rio Tinto PLC	1.0
(b)Excludes short-term securities.
C000242843 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Class K Shares
Trading Symbol	BKLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 13, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$163(a)	1.52%
(a)	Class K shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 163	[2]
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
What contributed to performance?
The Fund’s performance was driven by fundamental stock selection. Long positions in Nvidia Corp. and Amazon.com, Inc. proved beneficial amid the broader excitement around artificial intelligence. Elsewhere, long positions in energy companies Conocophillips Company and Suncor Energy Inc. also contributed positively. Gains from fundamental stock selection were compounded by systematic insights. Sentiment-based measures evaluating trends across analyst and executive comments as well as macro thematic insights measuring hiring trends and business-to-business invoicing collectively were key performance drivers. These insights broadly helped the Fund identify the dominant trends of what became an increasingly trending market. Finally, the Fund used derivatives to implement market timing models expressed in futures. These instruments contributed slightly to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
While fundamental stock selection contributed in aggregate, select positions detracted from performance, including a net long to media company Comcast and a short to oil stock CNX Resources Corp. Elsewhere, systematic measures evaluating traditional financial statement data such as cash flows, valuations and dividend consistency ran against the prevailing market themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 13, 2023 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
Since Inception
Class K Shares	21.73%
S&P 500® Index	22.58
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	13.87
The Fund commenced operations on June 13, 2023.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,443,302
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$12,443,302
Number of Portfolio Holdings	244
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Energy	14.5%	11.9%	26.4%
Financials	7.5	7.7	15.2
Information Technology	5.6	5.8	11.4
Health Care	6.4	4.1	10.5
Utilities	4.3	6.2	10.5
Industrials	4.7	3.2	7.9
Communication Services	4.8	1.6	6.4
Consumer Discretionary	3.5	1.3	4.8
Materials	—	3.0	3.0
Real Estate	1.2	1.1	2.3
Consumer Staples	0.6	1.0	1.6
	53.1	46.9	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

C000004066 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$226	1.92%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Technology stocks, particularly those expected to benefit from the growing use of artificial intelligence, strongly outpaced the broader equity market.
What contributed to performance?
At the sub-sector level, an underweight allocation to hardware stocks contributed to results. On a stock-specific basis, an underweight position in Apple, Inc., which lagged due in part to increased competition in China, was the top contributor to performance. An off-benchmark position in Meta Platforms, Inc. was another leading contributor. The internet company reported artificial intelligence-driven improvements in monetization across its social media platforms, announced significant cost reductions, and paid its first dividend.
What detracted from performance?
An overweight allocation to the new industries subsector detracted. Among individual positions, an overweight in the semiconductor stock Wolfspeed, Inc.—which was hurt by weakness in the electric vehicle market—was the largest detractor. An overweight position in Adyen NV also hurt results. The Dutch financial-technology company faced subdued demand as price-sensitive customers migrated to lower-cost competitors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	35.68%	17.83%	18.36%
Investor C Shares (with sales charge)	34.68	17.83	18.36
MSCI All Country World Index	23.56	11.68	8.40
MSCI All-Country World Information Technology 10/40 Index	34.26	21.37	18.04
MSCI All-Country World Information Technology Index	33.48	23.02	18.52
Performance shown prior to December 30, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,335,557,974
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 36,849,953
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,335,557,974
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$36,849,953
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	35.8%
Software	28.5
Technology Hardware, Storage & Peripherals	8.9
Interactive Media & Services	4.9
Broadline Retail	4.1
Financial Services	3.6
Entertainment	3.5
Professional Services	2.4
IT Services	1.7
Communications Equipment	1.5
Other	4.7
Short-Term Securities	1.3
Liabilities in Excess of Other Assets	(0.9)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(b)Excludes short-term securities.
C000004914 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor A Shares
Trading Symbol	SHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Healthcare stocks, while producing a strong absolute return, did not keep pace with the broader market at a time in which technology stocks played the largest role in the performance of the major indexes.
What contributed to performance?
At the sub-sector level, security selection in pharmaceuticals contributed to results. On a stock-specific basis, an underweight position in Bristol Myers Squibb Co. was the top contributor to performance. The biopharmaceutical company missed sales expectations for select treatments and faced elevated competition from generic drugs. An overweight position in Boston Scientific Corp. was another leading contributor. The medical device company reported robust sales growth in its surgery and cardiovascular segments and received approval for a new treatment from the Food and Drug Administration.
What detracted from performance?
Selection in the biotechnology sub-sector detracted. Among individual positions, an overweight in the biotechnology stock Biogen, Inc.—which was hurt by slower-than-expected sales for its Alzheimer’s treatment Leqembi—was the largest detractor. An overweight position in Penumbra, Inc. also hurt results. The medical device company missed first-quarter earnings estimates due to a decline in its international sales.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.28%	11.07%	11.44%
Investor A Shares (with sales charge)	7.34	9.88	10.84
Russell 3000® Index	27.58	15.00	12.09
Russell 3000® Health Care Index	12.85	11.30	10.71
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,314,133,305
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 55,667,396
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,314,133,305
Number of Portfolio Holdings	141
Net Investment Advisory Fees	$55,667,396
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry(a)	Percent of Net Assets
Biotechnology	24.2%
Health Care Equipment & Supplies	22.7
Pharmaceuticals	21.3
Health Care Providers & Services	21.2
Life Sciences Tools & Services	9.4
Financial Services	0.1
Software	0.1
Short-Term Securities	2.0
Liabilities in Excess of Other Assets	(1.0)
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(b)Excludes short-term securities.
C000037630 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class R Shares
Trading Symbol	BGSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$168	1.42%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Technology stocks, particularly those expected to benefit from the growing use of artificial intelligence, strongly outpaced the broader equity market.
What contributed to performance?
At the sub-sector level, an underweight allocation to hardware stocks contributed to results. On a stock-specific basis, an underweight position in Apple, Inc., which lagged due in part to increased competition in China, was the top contributor to performance. An off-benchmark position in Meta Platforms, Inc. was another leading contributor. The internet company reported artificial intelligence-driven improvements in monetization across its social media platforms, announced significant cost reductions, and paid its first dividend.
What detracted from performance?
An overweight allocation to the new industries subsector detracted. Among individual positions, an overweight in the semiconductor stock Wolfspeed, Inc.—which was hurt by weakness in the electric vehicle market—was the largest detractor. An overweight position in Adyen NV also hurt results. The Dutch financial-technology company faced subdued demand as price-sensitive customers migrated to lower-cost competitors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	36.39%	18.43%	18.78%
MSCI All Country World Index	23.56	11.68	8.40
MSCI All-Country World Information Technology 10/40 Index	34.26	21.37	18.04
MSCI All-Country World Information Technology Index	33.48	23.02	18.52
Performance shown prior to December 30, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Average annual total returns reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,335,557,974
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 36,849,953
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,335,557,974
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$36,849,953
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	35.8%
Software	28.5
Technology Hardware, Storage & Peripherals	8.9
Interactive Media & Services	4.9
Broadline Retail	4.1
Financial Services	3.6
Entertainment	3.5
Professional Services	2.4
IT Services	1.7
Communications Equipment	1.5
Other	4.7
Short-Term Securities	1.3
Liabilities in Excess of Other Assets	(0.9)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(b)Excludes short-term securities.
C000172900 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class K Shares
Trading Symbol	SHSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Healthcare stocks, while producing a strong absolute return, did not keep pace with the broader market at a time in which technology stocks played the largest role in the performance of the major indexes.
What contributed to performance?
At the sub-sector level, security selection in pharmaceuticals contributed to results. On a stock-specific basis, an underweight position in Bristol Myers Squibb Co. was the top contributor to performance. The biopharmaceutical company missed sales expectations for select treatments and faced elevated competition from generic drugs. An overweight position in Boston Scientific Corp. was another leading contributor. The medical device company reported robust sales growth in its surgery and cardiovascular segments and received approval for a new treatment from the Food and Drug Administration.
What detracted from performance?
Selection in the biotechnology sub-sector detracted. Among individual positions, an overweight in the biotechnology stock Biogen, Inc.—which was hurt by slower-than-expected sales for its Alzheimer’s treatment Leqembi—was the largest detractor. An overweight position in Penumbra, Inc. also hurt results. The medical device company missed first-quarter earnings estimates due to a decline in its international sales.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	13.68%	11.47%	11.77%
Russell 3000® Index	27.58	15.00	12.09
Russell 3000® Health Care Index	12.85	11.30	10.71
Performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Investor A Shares. The performance of the Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.

Performance Inception Date	Jun. 08, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,314,133,305
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 55,667,396
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,314,133,305
Number of Portfolio Holdings	141
Net Investment Advisory Fees	$55,667,396
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Biotechnology	24.2%
Health Care Equipment & Supplies	22.7
Pharmaceuticals	21.3
Health Care Providers & Services	21.2
Life Sciences Tools & Services	9.4
Financial Services	0.1
Software	0.1
Short-Term Securities	2.0
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(b)Excludes short-term securities.
C000228503 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock SMID-Cap Growth Equity Fund
Class Name	Class K Shares
Trading Symbol	BSDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equity market sentiment was supported as fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
  Within the growth stock universe, performance was led by a handful of mega-cap technology companies viewed as the likely principal beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 2500TM Growth Index), were led by security selection in the industrials, financials and communication services sectors. In industrials, overweight positioning in the aerospace and defense sub-sector contributed to performance, most notably an overweight position in Axon Enterprise. In financials, an out-of-benchmark position in Tradeweb Markets within capital markets contributed to performance. Finally, an out-of-benchmark position in social media and ecommerce company Pinterest within the communication services sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in consumer discretionary, information technology and consumer staples. Within consumer discretionary, an overweight to the hotels, restaurants and leisure industry, specifically an overweight position in Vail Resorts, detracted from relative returns. Next, within information technology, lack of exposure to the technology hardware, storage and peripherals sub-sector weighed most heavily on performance. Lastly, selection in consumer staples, most notably an out-of-benchmark position in Davide Campari Milano within the beverages sub-sector, detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 29, 2021 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Inception
Class K Shares	11.64%	(14.49)%
Russell 3000® Index	27.58	7.18
Russell 2500TM Growth Index	18.26	(4.16)
The Fund commenced operations on June 29, 2021.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,652,087
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 64,713
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$9,652,087
Number of Portfolio Holdings	85
Net Investment Advisory Fees	$64,713
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	28.2%
Information Technology	25.6
Consumer Discretionary	16.9
Health Care	12.4
Financials	6.8
Communication Services	6.3
Energy	2.0
Consumer Staples	1.5
Real Estate	0.2
Short-Term Securities	5.8
Liabilities in Excess of Other Assets	(5.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Entegris, Inc.	2.5
Booz Allen Hamilton Holding Corp., Class A	2.5
Bentley Systems, Inc., Class B	2.4
Comfort Systems U.S.A., Inc.	2.4
ASM International NV	2.4
Tradeweb Markets, Inc., Class A	2.4
Vertiv Holdings Co., Class A	2.3
Monolithic Power Systems, Inc.	2.3
Pinterest, Inc., Class A	2.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Entegris, Inc.	2.5
Booz Allen Hamilton Holding Corp., Class A	2.5
Bentley Systems, Inc., Class B	2.4
Comfort Systems U.S.A., Inc.	2.4
ASM International NV	2.4
Tradeweb Markets, Inc., Class A	2.4
Vertiv Holdings Co., Class A	2.3
Monolithic Power Systems, Inc.	2.3
Pinterest, Inc., Class A	2.3
(b)Excludes short-term securities.
C000228505 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock SMID-Cap Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	BSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equity market sentiment was supported as fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
  Within the growth stock universe, performance was led by a handful of mega-cap technology companies viewed as the likely principal beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 2500TM Growth Index), were led by security selection in the industrials, financials and communication services sectors. In industrials, overweight positioning in the aerospace and defense sub-sector contributed to performance, most notably an overweight position in Axon Enterprise. In financials, an out-of-benchmark position in Tradeweb Markets within capital markets contributed to performance. Finally, an out-of-benchmark position in social media and ecommerce company Pinterest within the communication services sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in consumer discretionary, information technology and consumer staples. Within consumer discretionary, an overweight to the hotels, restaurants and leisure industry, specifically an overweight position in Vail Resorts, detracted from relative returns. Next, within information technology, lack of exposure to the technology hardware, storage and peripherals sub-sector weighed most heavily on performance. Lastly, selection in consumer staples, most notably an out-of-benchmark position in Davide Campari Milano within the beverages sub-sector, detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 29, 2021 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Inception
Institutional Shares	11.48%	(14.59)%
Russell 3000® Index	27.58	7.18
Russell 2500TM Growth Index	18.26	(4.16)
The Fund commenced operations on June 29, 2021.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,652,087
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 64,713
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$9,652,087
Number of Portfolio Holdings	85
Net Investment Advisory Fees	$64,713
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	28.2%
Information Technology	25.6
Consumer Discretionary	16.9
Health Care	12.4
Financials	6.8
Communication Services	6.3
Energy	2.0
Consumer Staples	1.5
Real Estate	0.2
Short-Term Securities	5.8
Liabilities in Excess of Other Assets	(5.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Entegris, Inc.	2.5
Booz Allen Hamilton Holding Corp., Class A	2.5
Bentley Systems, Inc., Class B	2.4
Comfort Systems U.S.A., Inc.	2.4
ASM International NV	2.4
Tradeweb Markets, Inc., Class A	2.4
Vertiv Holdings Co., Class A	2.3
Monolithic Power Systems, Inc.	2.3
Pinterest, Inc., Class A	2.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Entegris, Inc.	2.5
Booz Allen Hamilton Holding Corp., Class A	2.5
Bentley Systems, Inc., Class B	2.4
Comfort Systems U.S.A., Inc.	2.4
ASM International NV	2.4
Tradeweb Markets, Inc., Class A	2.4
Vertiv Holdings Co., Class A	2.3
Monolithic Power Systems, Inc.	2.3
Pinterest, Inc., Class A	2.3
(b)Excludes short-term securities.
C000004036 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	CMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equity market sentiment was supported as fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
  Within the growth stock universe, performance was led by a handful of mega-cap technology companies viewed as the likely principal beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell Midcap® Growth Index) were led by security selection in the financials sector along with positioning in information technology and investment decisions in industrials. In financials, an overweight to the capital markets industry, specifically an overweight to alternatives asset manager KKR, contributed to performance. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably an off-benchmark position in wafer processing equipment provider ASM International. Finally, an overweight to aerospace manufacturer TransDigm Group within industrials contributed to performance.
What detracted from performance?
The largest detractors from relative performance included stock selection in consumer discretionary and real estate, as well as positioning in energy. Within consumer discretionary, an out-of-benchmark benchmark position in Swedish online gaming solutions provider Evolution within the hotels, restaurants and leisure sub-sector weighed most heavily on returns. An overweight position to CoStar Group within real estate management and development was the biggest detractor. Lastly, an underweight to the energy sector, most notably to the oil, gas and consumable fuels sub-sector, detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	19.49%	8.30%	11.94%
Russell 1000® Index	28.01	15.42	12.40
Russell Midcap® Growth Index	21.91	11.06	10.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,667,139,522
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 74,546,434
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,667,139,522
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$74,546,434
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.3%
Information Technology	24.3
Health Care	16.3
Financials	10.2
Consumer Discretionary	9.4
Communication Services	7.1
Real Estate	2.9
Materials	1.9
Consumer Staples	0.5
Energy	0.2
Short-Term Securities	4.0
Liabilities in Excess of Other Assets	(4.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(b)Excludes short-term securities.
C000004038 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor A Shares
Trading Symbol	BMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equity market sentiment was supported as fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
  Within the growth stock universe, performance was led by a handful of mega-cap technology companies viewed as the likely principal beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell Midcap® Growth Index) were led by security selection in the financials sector along with positioning in information technology and investment decisions in industrials. In financials, an overweight to the capital markets industry, specifically an overweight to alternatives asset manager KKR, contributed to performance. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably an off-benchmark position in wafer processing equipment provider ASM International. Finally, an overweight to aerospace manufacturer TransDigm Group within industrials contributed to performance.
What detracted from performance?
The largest detractors from relative performance included stock selection in consumer discretionary and real estate, as well as positioning in energy. Within consumer discretionary, an out-of-benchmark benchmark position in Swedish online gaming solutions provider Evolution within the hotels, restaurants and leisure sub-sector weighed most heavily on returns. An overweight position to CoStar Group within real estate management and development was the biggest detractor. Lastly, an underweight to the energy sector, most notably to the oil, gas and consumable fuels sub-sector, detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	19.21%	8.03%	11.62%
Investor A Shares (with sales charge)	12.95	6.87	11.02
Russell 1000® Index	28.01	15.42	12.40
Russell Midcap® Growth Index	21.91	11.06	10.67
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,667,139,522
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 74,546,434
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,667,139,522
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$74,546,434
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.3%
Information Technology	24.3
Health Care	16.3
Financials	10.2
Consumer Discretionary	9.4
Communication Services	7.1
Real Estate	2.9
Materials	1.9
Consumer Staples	0.5
Energy	0.2
Short-Term Securities	4.0
Liabilities in Excess of Other Assets	(4.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(b)Excludes short-term securities.
C000004063 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Service Shares
Trading Symbol	BSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$138	1.17%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Technology stocks, particularly those expected to benefit from the growing use of artificial intelligence, strongly outpaced the broader equity market.
What contributed to performance?
At the sub-sector level, an underweight allocation to hardware stocks contributed to results. On a stock-specific basis, an underweight position in Apple, Inc., which lagged due in part to increased competition in China, was the top contributor to performance. An off-benchmark position in Meta Platforms, Inc. was another leading contributor. The internet company reported artificial intelligence-driven improvements in monetization across its social media platforms, announced significant cost reductions, and paid its first dividend.
What detracted from performance?
An overweight allocation to the new industries subsector detracted. Among individual positions, an overweight in the semiconductor stock Wolfspeed, Inc.—which was hurt by weakness in the electric vehicle market—was the largest detractor. An overweight position in Adyen NV also hurt results. The Dutch financial-technology company faced subdued demand as price-sensitive customers migrated to lower-cost competitors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	36.74%	18.73%	19.12%
MSCI All Country World Index	23.56	11.68	8.40
MSCI All-Country World Information Technology 10/40 Index	34.26	21.37	18.04
MSCI All-Country World Information Technology Index	33.48	23.02	18.52
Performance shown prior to December 30, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Average annual total returns reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,335,557,974
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 36,849,953
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,335,557,974
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$36,849,953
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	35.8%
Software	28.5
Technology Hardware, Storage & Peripherals	8.9
Interactive Media & Services	4.9
Broadline Retail	4.1
Financial Services	3.6
Entertainment	3.5
Professional Services	2.4
IT Services	1.7
Communications Equipment	1.5
Other	4.7
Short-Term Securities	1.3
Liabilities in Excess of Other Assets	(0.9)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(b)Excludes short-term securities.
C000023028 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Institutional Shares
Trading Symbol	BROIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI EAFE Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around Japanese stocks within financials and industrials that benefited as the theme of corporate reform continued to materialize in the region. Traditional fundamental measures also were additive, notably by driving positioning in U.K. consumer staples companies. An insight looking at research and development spending correctly positioned the portfolio in European healthcare stocks that benefited from enthusiasm around the use of GLP-1 drugs for weight loss. Finally, traditional quality insights looking at external financing correctly positioned the portfolio within information technology, particularly with respect to Japanese semiconductor companies likely to benefit from the emerging artificial intelligence theme.
What detracted from performance?
The largest detractors from relative performance included certain non-traditional fundamental quality insights, most notably those related to human capital such as those looking at veteran hiring, employee sentiment and hiring for environmental roles. In addition, changing market leadership proved a headwind to trend-following industry insights, with industry measures picking up on price momentum and favoring defensive positioning among the biggest laggards.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.40%	8.87%	5.79%
MSCI EAFE Index	18.53	8.05	4.60
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,747,385,984
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 5,104,033
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]
Net Assets	$1,747,385,984
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$5,104,033
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	22.3%
United Kingdom	11.3
Germany	10.0
France	9.1
Switzerland	8.2
Netherlands	5.1
Australia	5.1
United States	5.0
Denmark	4.2
Spain	4.0
Other	13.0
Short-Term Securities	3.5
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

C000023032 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor C Shares
Trading Symbol	BROCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$164	1.50%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI EAFE Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around Japanese stocks within financials and industrials that benefited as the theme of corporate reform continued to materialize in the region. Traditional fundamental measures also were additive, notably by driving positioning in U.K. consumer staples companies. An insight looking at research and development spending correctly positioned the portfolio in European healthcare stocks that benefited from enthusiasm around the use of GLP-1 drugs for weight loss. Finally, traditional quality insights looking at external financing correctly positioned the portfolio within information technology, particularly with respect to Japanese semiconductor companies likely to benefit from the emerging artificial intelligence theme.
What detracted from performance?
The largest detractors from relative performance included certain non-traditional fundamental quality insights, most notably those related to human capital such as those looking at veteran hiring, employee sentiment and hiring for environmental roles. In addition, changing market leadership proved a headwind to trend-following industry insights, with industry measures picking up on price momentum and favoring defensive positioning among the biggest laggards.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	19.21%	7.78%	4.87%
Investor C Shares (with sales charge)	18.21	7.78	4.87
MSCI EAFE Index	18.53	8.05	4.60
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,747,385,984
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 5,104,033
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,747,385,984
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$5,104,033
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	22.3%
United Kingdom	11.3
Germany	10.0
France	9.1
Switzerland	8.2
Netherlands	5.1
Australia	5.1
United States	5.0
Denmark	4.2
Spain	4.0
Other	13.0
Short-Term Securities	3.5
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

C000124019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the reporting period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, driving outperformance by mega-cap growth stocks within information technology and communications services.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 2000® Index) were led by fundamental and sentiment insights. Within fundamental measures, traditional valuation insights evaluating a company’s sales value worked well within the industrials and financials sectors. Within sentiment insights, measures of text-based trends along with retail investor and smart money flows supported stock selection across the industrials and energy sectors. Finally, while performance from macro measures was mixed overall, insights looking at inventory levels drove successful positioning within the consumer discretionary sector.
What detracted from performance?
The largest detractors from relative performance included fundamental quality insights, most notably defensive quality measures focusing on cash flows and debt maturities which drove unsuccessful stock selection within healthcare amid enthusiasm around the use of GLP-1 drugs for weight loss. Nontraditional measures with a preference for founder-led company management also detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	24.68%	9.83%	8.50%
Russell 3000® Index	27.58	15.00	12.09
Russell 2000® Index	20.12	8.61	7.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,514,797,540
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 13,668,396
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,514,797,540
Number of Portfolio Holdings	781
Net Investment Advisory Fees	$13,668,396
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.5%
Health Care	16.0
Information Technology	15.7
Financials	14.2
Consumer Discretionary	11.7
Energy	6.5
Real Estate	4.5
Materials	4.0
Consumer Staples	3.0
Communication Services	2.9
Utilities	2.2
Short-Term Securities	5.3
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Super Micro Computer, Inc.	1.4%
Boise Cascade Co.	1.1
Flowserve Corp.	1.0
SM Energy Co.	0.8
Plains GP Holdings LP, Class A	0.8
Murphy Oil Corp.	0.8
Reinsurance Group of America, Inc.	0.7
EMCOR Group, Inc.	0.7
Sanmina Corp.	0.7
Laureate Education, Inc., Class A	0.7
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Super Micro Computer, Inc.	1.4%
Boise Cascade Co.	1.1
Flowserve Corp.	1.0
SM Energy Co.	0.8
Plains GP Holdings LP, Class A	0.8
Murphy Oil Corp.	0.8
Reinsurance Group of America, Inc.	0.7
EMCOR Group, Inc.	0.7
Sanmina Corp.	0.7
Laureate Education, Inc., Class A	0.7
(b)Excludes short-term securities.
C000124021 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$168	1.50%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the reporting period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, driving outperformance by mega-cap growth stocks within information technology and communications services.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 2000® Index) were led by fundamental and sentiment insights. Within fundamental measures, traditional valuation insights evaluating a company’s sales value worked well within the industrials and financials sectors. Within sentiment insights, measures of text-based trends along with retail investor and smart money flows supported stock selection across the industrials and energy sectors. Finally, while performance from macro measures was mixed overall, insights looking at inventory levels drove successful positioning within the consumer discretionary sector.
What detracted from performance?
The largest detractors from relative performance included fundamental quality insights, most notably defensive quality measures focusing on cash flows and debt maturities which drove unsuccessful stock selection within healthcare amid enthusiasm around the use of GLP-1 drugs for weight loss. Nontraditional measures with a preference for founder-led company management also detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	23.55%	8.74%	7.58%
Investor C Shares (with sales charge)	22.55	8.74	7.58
Russell 3000® Index	27.58	15.00	12.09
Russell 2000® Index	20.12	8.61	7.66
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,514,797,540
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 13,668,396
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,514,797,540
Number of Portfolio Holdings	781
Net Investment Advisory Fees	$13,668,396
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.5%
Health Care	16.0
Information Technology	15.7
Financials	14.2
Consumer Discretionary	11.7
Energy	6.5
Real Estate	4.5
Materials	4.0
Consumer Staples	3.0
Communication Services	2.9
Utilities	2.2
Short-Term Securities	5.3
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Super Micro Computer, Inc.	1.4%
Boise Cascade Co.	1.1
Flowserve Corp.	1.0
SM Energy Co.	0.8
Plains GP Holdings LP, Class A	0.8
Murphy Oil Corp.	0.8
Reinsurance Group of America, Inc.	0.7
EMCOR Group, Inc.	0.7
Sanmina Corp.	0.7
Laureate Education, Inc., Class A	0.7
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Super Micro Computer, Inc.	1.4%
Boise Cascade Co.	1.1
Flowserve Corp.	1.0
SM Energy Co.	0.8
Plains GP Holdings LP, Class A	0.8
Murphy Oil Corp.	0.8
Reinsurance Group of America, Inc.	0.7
EMCOR Group, Inc.	0.7
Sanmina Corp.	0.7
Laureate Education, Inc., Class A	0.7
(b)Excludes short-term securities.
C000166016 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class K Shares
Trading Symbol	BMGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equity market sentiment was supported as fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
  Within the growth stock universe, performance was led by a handful of mega-cap technology companies viewed as the likely principal beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell Midcap® Growth Index) were led by security selection in the financials sector along with positioning in information technology and investment decisions in industrials. In financials, an overweight to the capital markets industry, specifically an overweight to alternatives asset manager KKR, contributed to performance. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably an off-benchmark position in wafer processing equipment provider ASM International. Finally, an overweight to aerospace manufacturer TransDigm Group within industrials contributed to performance.
What detracted from performance?
The largest detractors from relative performance included stock selection in consumer discretionary and real estate, as well as positioning in energy. Within consumer discretionary, an out-of-benchmark benchmark position in Swedish online gaming solutions provider Evolution within the hotels, restaurants and leisure sub-sector weighed most heavily on returns. An overweight position to CoStar Group within real estate management and development was the biggest detractor. Lastly, an underweight to the energy sector, most notably to the oil, gas and consumable fuels sub-sector, detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	19.64%	8.40%	12.02%
Russell 1000® Index	28.01	15.42	12.40
Russell Midcap® Growth Index	21.91	11.06	10.67
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,667,139,522
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 74,546,434
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,667,139,522
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$74,546,434
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.3%
Information Technology	24.3
Health Care	16.3
Financials	10.2
Consumer Discretionary	9.4
Communication Services	7.1
Real Estate	2.9
Materials	1.9
Consumer Staples	0.5
Energy	0.2
Short-Term Securities	4.0
Liabilities in Excess of Other Assets	(4.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(b)Excludes short-term securities.
C000219259 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Class K Shares
Trading Symbol	BHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell 1000® Value Index) were led by security selection within the financial sector, driven by holdings within the financial services and bank industries. The Fund’s underweight to real estate also contributed to performance, most notably an underweight to industrial real estate investment trusts (“REITs”).
What detracted from performance?
The Fund’s overweight to and security selection with the healthcare sector detracted the most, with positioning in the healthcare equipment and supplies industry weighing most heavily on performance. Security selection within consumer staples also detracted from performance, particularly within the distribution and retail industry.
Approximately 30% of the Fund is overwritten using a covered call strategy designed to provide a consistent stream of income. The use of covered calls detracted from performance as expected during a rising market environment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	18.48%	10.34%	8.22%
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Value Index	21.71	10.74	8.61
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of April 21, 2020 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Performance Inception Date	Apr. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,032,731,260
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 14,704,213
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,032,731,260
Number of Portfolio Holdings	177
Net Investment Advisory Fees	$14,704,213
Portfolio Turnover Rate	85%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.2%
Health Care	18.0
Industrials	14.3
Information Technology	9.0
Energy	8.1
Consumer Staples	7.7
Communication Services	6.8
Consumer Discretionary	6.3
Utilities	4.7
Materials	3.6
Real Estate	1.4
Short-Term Securities	1.0
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.5%
RTX Corp.	1.6
Citigroup, Inc.	1.6
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6
Shell PLC	1.6
BP PLC	1.6
First Citizens BancShares, Inc., Class A	1.5
Baxter International, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
L3Harris Technologies, Inc.	1.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.5%
RTX Corp.	1.6
Citigroup, Inc.	1.6
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6
Shell PLC	1.6
BP PLC	1.6
First Citizens BancShares, Inc., Class A	1.5
Baxter International, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
L3Harris Technologies, Inc.	1.4
(b)Excludes short-term securities.
C000004037 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Service Shares
Trading Symbol	CMGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equity market sentiment was supported as fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
  Within the growth stock universe, performance was led by a handful of mega-cap technology companies viewed as the likely principal beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell Midcap® Growth Index) were led by security selection in the financials sector along with positioning in information technology and investment decisions in industrials. In financials, an overweight to the capital markets industry, specifically an overweight to alternatives asset manager KKR, contributed to performance. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably an off-benchmark position in wafer processing equipment provider ASM International. Finally, an overweight to aerospace manufacturer TransDigm Group within industrials contributed to performance.
What detracted from performance?
The largest detractors from relative performance included stock selection in consumer discretionary and real estate, as well as positioning in energy. Within consumer discretionary, an out-of-benchmark benchmark position in Swedish online gaming solutions provider Evolution within the hotels, restaurants and leisure sub-sector weighed most heavily on returns. An overweight position to CoStar Group within real estate management and development was the biggest detractor. Lastly, an underweight to the energy sector, most notably to the oil, gas and consumable fuels sub-sector, detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	19.23%	8.04%	11.64%
Russell 1000® Index	28.01	15.42	12.40
Russell Midcap® Growth Index	21.91	11.06	10.67
Average annual total returns reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,667,139,522
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 74,546,434
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,667,139,522
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$74,546,434
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.3%
Information Technology	24.3
Health Care	16.3
Financials	10.2
Consumer Discretionary	9.4
Communication Services	7.1
Real Estate	2.9
Materials	1.9
Consumer Staples	0.5
Energy	0.2
Short-Term Securities	4.0
Liabilities in Excess of Other Assets	(4.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(b)Excludes short-term securities.
C000004064 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$138	1.17%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Technology stocks, particularly those expected to benefit from the growing use of artificial intelligence, strongly outpaced the broader equity market.
What contributed to performance?
At the sub-sector level, an underweight allocation to hardware stocks contributed to results. On a stock-specific basis, an underweight position in Apple, Inc., which lagged due in part to increased competition in China, was the top contributor to performance. An off-benchmark position in Meta Platforms, Inc. was another leading contributor. The internet company reported artificial intelligence-driven improvements in monetization across its social media platforms, announced significant cost reductions, and paid its first dividend.
What detracted from performance?
An overweight allocation to the new industries subsector detracted. Among individual positions, an overweight in the semiconductor stock Wolfspeed, Inc.—which was hurt by weakness in the electric vehicle market—was the largest detractor. An overweight position in Adyen NV also hurt results. The Dutch financial-technology company faced subdued demand as price-sensitive customers migrated to lower-cost competitors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	36.71%	18.72%	19.09%
Investor A Shares (with sales charge)	29.53	17.45	18.45
MSCI All Country World Index	23.56	11.68	8.40
MSCI All-Country World Information Technology 10/40 Index	34.26	21.37	18.04
MSCI All-Country World Information Technology Index	33.48	23.02	18.52
Performance shown prior to December 30, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,335,557,974
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 36,849,953
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,335,557,974
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$36,849,953
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	35.8%
Software	28.5
Technology Hardware, Storage & Peripherals	8.9
Interactive Media & Services	4.9
Broadline Retail	4.1
Financial Services	3.6
Entertainment	3.5
Professional Services	2.4
IT Services	1.7
Communications Equipment	1.5
Other	4.7
Short-Term Securities	1.3
Liabilities in Excess of Other Assets	(0.9)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(b)Excludes short-term securities.
C000124020 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the reporting period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, driving outperformance by mega-cap growth stocks within information technology and communications services.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 2000® Index) were led by fundamental and sentiment insights. Within fundamental measures, traditional valuation insights evaluating a company’s sales value worked well within the industrials and financials sectors. Within sentiment insights, measures of text-based trends along with retail investor and smart money flows supported stock selection across the industrials and energy sectors. Finally, while performance from macro measures was mixed overall, insights looking at inventory levels drove successful positioning within the consumer discretionary sector.
What detracted from performance?
The largest detractors from relative performance included fundamental quality insights, most notably defensive quality measures focusing on cash flows and debt maturities which drove unsuccessful stock selection within healthcare amid enthusiasm around the use of GLP-1 drugs for weight loss. Nontraditional measures with a preference for founder-led company management also detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	24.42%	9.57%	8.23%
Investor A Shares (with sales charge)	17.89	8.39	7.65
Russell 3000® Index	27.58	15.00	12.09
Russell 2000® Index	20.12	8.61	7.66
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 35,147,975.40
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 13,668,396
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,514,797,540
Number of Portfolio Holdings	781
Net Investment Advisory Fees	$13,668,396
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.5%
Health Care	16.0
Information Technology	15.7
Financials	14.2
Consumer Discretionary	11.7
Energy	6.5
Real Estate	4.5
Materials	4.0
Consumer Staples	3.0
Communication Services	2.9
Utilities	2.2
Short-Term Securities	5.3
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Super Micro Computer, Inc.	1.4%
Boise Cascade Co.	1.1
Flowserve Corp.	1.0
SM Energy Co.	0.8
Plains GP Holdings LP, Class A	0.8
Murphy Oil Corp.	0.8
Reinsurance Group of America, Inc.	0.7
EMCOR Group, Inc.	0.7
Sanmina Corp.	0.7
Laureate Education, Inc., Class A	0.7
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Super Micro Computer, Inc.	1.4%
Boise Cascade Co.	1.1
Flowserve Corp.	1.0
SM Energy Co.	0.8
Plains GP Holdings LP, Class A	0.8
Murphy Oil Corp.	0.8
Reinsurance Group of America, Inc.	0.7
EMCOR Group, Inc.	0.7
Sanmina Corp.	0.7
Laureate Education, Inc., Class A	0.7
(b)Excludes short-term securities.
C000198216 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class K Shares
Trading Symbol	BROKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI EAFE Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around Japanese stocks within financials and industrials that benefited as the theme of corporate reform continued to materialize in the region. Traditional fundamental measures also were additive, notably by driving positioning in U.K. consumer staples companies. An insight looking at research and development spending correctly positioned the portfolio in European healthcare stocks that benefited from enthusiasm around the use of GLP-1 drugs for weight loss. Finally, traditional quality insights looking at external financing correctly positioned the portfolio within information technology, particularly with respect to Japanese semiconductor companies likely to benefit from the emerging artificial intelligence theme.
What detracted from performance?
The largest detractors from relative performance included certain non-traditional fundamental quality insights, most notably those related to human capital such as those looking at veteran hiring, employee sentiment and hiring for environmental roles. In addition, changing market leadership proved a headwind to trend-following industry insights, with industry measures picking up on price momentum and favoring defensive positioning among the biggest laggards.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	20.45%	8.92%	5.82%
MSCI EAFE Index	18.53	8.05	4.60
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,747,385,984
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 5,104,033
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,747,385,984
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$5,104,033
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	22.3%
United Kingdom	11.3
Germany	10.0
France	9.1
Switzerland	8.2
Netherlands	5.1
Australia	5.1
United States	5.0
Denmark	4.2
Spain	4.0
Other	13.0
Short-Term Securities	3.5
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

C000198239 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class K Shares
Trading Symbol	BMCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$67	0.57%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights motivated a successful overweight to healthcare stocks that benefited from the GLP-1 (weight loss drug) theme. Fundamental measures also were additive, as defensive quality measures with a preference for companies with balance sheet strength and cash flow generation correctly positioned the portfolio within consumer durables. Additionally, non-traditional quality measures focusing on hiring practices and employee satisfaction contributed to performance. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	33.81%	17.09%	12.75%
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Growth Index	33.60	19.37	15.80
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Investor A Shares. The performance of the Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,226,660,906
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 5,323,635
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,226,660,906
Number of Portfolio Holdings	128
Net Investment Advisory Fees	$5,323,635
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.6%
Consumer Discretionary	13.2
Communication Services	12.7
Health Care	11.6
Financials	6.1
Industrials	5.9
Consumer Staples	2.2
Materials	0.3
Real Estate	0.2
Short-Term Securities	1.0
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(b)Excludes short-term securities.
C000198240 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Dividend Fund
Class Name	Class K Shares
Trading Symbol	BREKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Dividend Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  International equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Major overseas economies returned to positive growth, supporting the corporate earnings outlook.
  Signs of easing inflation led to expectations that leading central banks were poised to begin reducing interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI ACWI ex USA Index) were led by stock selection in information technology, industrials and materials. In terms of individual holdings, Danish pharmaceutical company Novo Nordisk benefited from increased demand for its diabetes and obesity products, including Wegovy which is increasingly available outside the United States. ASML, the Dutch manufacturer of silicon photolithography systems used in semiconductor manufacturing, reported revenues and earnings that exceeded expectations, driven by record order growth. Results for British arms, security and aerospace company BAE Systems have been boosted by conflicts in Ukraine and the Middle East as governments bolster their military capabilities.
What detracted from performance?
The largest detractors from performance included stock selection within and underweights to financials and consumer staples. With respect to specific holdings, Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China. Bank Rakyat, the Indonesian bank that specializes in small scale and microfinance lending, indicated that inconsistent underwriting practices (since rectified) in its rural loan program would likely lead to increased credit losses in coming months.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	14.41%	9.41%	4.62%
MSCI ACWI ex USA Index	16.74	6.81	4.03
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock International Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 735,887,706
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,469,534
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$735,887,706
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$3,469,534
Portfolio Turnover Rate	71%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	14.9%
United States	12.1
France	11.8
Netherlands	9.1
Sweden	6.4
Japan	6.0
Canada	5.5
Taiwan	5.3
Germany	5.2
Denmark	4.7
Other	18.4
Short-Term Securities	0.1
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Novo Nordisk A/S, Class B	4.7
AstraZeneca PLC	3.9
Baker Hughes Co., Class A	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.7
RELX PLC	3.6
ASML Holding NV	3.6
Assa Abloy AB, Class B	3.6
Air Liquide SA	3.5
Texas Instruments, Inc.	3.3
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Novo Nordisk A/S, Class B	4.7
AstraZeneca PLC	3.9
Baker Hughes Co., Class A	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.7
RELX PLC	3.6
ASML Holding NV	3.6
Assa Abloy AB, Class B	3.6
Air Liquide SA	3.5
Texas Instruments, Inc.	3.3
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes and planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year and an increase in average net assets.
On April 16, 2024, the Board of Trustees of the Fund approved the reorganization of the Fund into a newly created ETF to be named BlackRock International Dividend ETF. The reorganization is expected to close on or about November 18, 2024.

Material Fund Change Name [Text Block]
On April 16, 2024, the Board of Trustees of the Fund approved the reorganization of the Fund into a newly created ETF to be named BlackRock International Dividend ETF. The reorganization is expected to close on or about November 18, 2024.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year and an increase in average net assets.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000230441 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Infrastructure Sustainable Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$125	1.25%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Infrastructure stocks, while producing a positive absolute return, did not keep pace with the broader market at a time in which information technology stocks played the largest role in the performance of the major indexes.
What contributed to performance?
At the sector level, Eurozone highways, U.S. data centers, and Australian communications were the largest contributors. Among individual stocks, Ferrovial SE, Enel SpA, and Digital Realty Trust, Inc. were the leading contributors. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Eurozone electric utilities, U.K. diversified utilities and Eurozone communications were the largest detractors. Energias de Portugal SA, EDP Renováveis SA, and Orsted SA were the most notable detractors at the individual stock level. The Fund’s use of derivatives marginally detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 30, 2021 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Inception
Investor A Shares	(0.08)%	(2.04)%
Investor A Shares (with sales charge)	(5.33)	(4.01)
MSCI All Country World Index	23.56	5.68
FTSE Developed Core Infrastructure 50/50 Net Tax Index	8.29	2.89
The Fund commenced operations on September 30, 2021.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,028,871
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$9,028,871
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Utilities	50.6%
Industrials	25.8
Real Estate	14.6
Communication Services	4.5
Information Technology	1.1
Short-Term Securities	2.0
Other Assets Less Liabilities	1.4
Ten largest holdings
Security(b)	Percent of Net Assets
Terna - Rete Elettrica Nazionale	5.4%
National Grid PLC	5.1
SBA Communications Corp.	4.9
Ferrovial SE	4.5
Alliant Energy Corp.	4.2
Enel SpA	4.1
SSE PLC	4.0
Clearway Energy, Inc., Class C	3.6
Fraport AG Frankfurt Airport Services Worldwide	3.4
Equinix, Inc.	3.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Terna - Rete Elettrica Nazionale	5.4%
National Grid PLC	5.1
SBA Communications Corp.	4.9
Ferrovial SE	4.5
Alliant Energy Corp.	4.2
Enel SpA	4.1
SSE PLC	4.0
Clearway Energy, Inc., Class C	3.6
Fraport AG Frankfurt Airport Services Worldwide	3.4
Equinix, Inc.	3.4
(b)Excludes short-term securities.
C000004067 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Dividend Fund
Class Name	Institutional Shares
Trading Symbol	BISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Dividend Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  International equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Major overseas economies returned to positive growth, supporting the corporate earnings outlook.
  Signs of easing inflation led to expectations that leading central banks were poised to begin reducing interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI ACWI ex USA Index) were led by stock selection in information technology, industrials and materials. In terms of individual holdings, Danish pharmaceutical company Novo Nordisk benefited from increased demand for its diabetes and obesity products, including Wegovy which is increasingly available outside the United States. ASML, the Dutch manufacturer of silicon photolithography systems used in semiconductor manufacturing, reported revenues and earnings that exceeded expectations, driven by record order growth. Results for British arms, security and aerospace company BAE Systems have been boosted by conflicts in Ukraine and the Middle East as governments bolster their military capabilities.
What detracted from performance?
The largest detractors from performance included stock selection within and underweights to financials and consumer staples. With respect to specific holdings, Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China. Bank Rakyat, the Indonesian bank that specializes in small scale and microfinance lending, indicated that inconsistent underwriting practices (since rectified) in its rural loan program would likely lead to increased credit losses in coming months.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	14.35%	9.35%	4.58%
MSCI ACWI ex USA Index	16.74	6.81	4.03
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock International Opportunities Portfolio.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 735,887,706
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,469,534
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$735,887,706
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$3,469,534
Portfolio Turnover Rate	71%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	14.9%
United States	12.1
France	11.8
Netherlands	9.1
Sweden	6.4
Japan	6.0
Canada	5.5
Taiwan	5.3
Germany	5.2
Denmark	4.7
Other	18.4
Short-Term Securities	0.1
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Novo Nordisk A/S, Class B	4.7
AstraZeneca PLC	3.9
Baker Hughes Co., Class A	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.7
RELX PLC	3.6
ASML Holding NV	3.6
Assa Abloy AB, Class B	3.6
Air Liquide SA	3.5
Texas Instruments, Inc.	3.3
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Novo Nordisk A/S, Class B	4.7
AstraZeneca PLC	3.9
Baker Hughes Co., Class A	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.7
RELX PLC	3.6
ASML Holding NV	3.6
Assa Abloy AB, Class B	3.6
Air Liquide SA	3.5
Texas Instruments, Inc.	3.3
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes and planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year and an increase in average net assets.
On April 16, 2024, the Board of Trustees of the Fund approved the reorganization of the Fund into a newly created ETF to be named BlackRock International Dividend ETF. The reorganization is expected to close on or about November 18, 2024.

Material Fund Change Name [Text Block]
On April 16, 2024, the Board of Trustees of the Fund approved the reorganization of the Fund into a newly created ETF to be named BlackRock International Dividend ETF. The reorganization is expected to close on or about November 18, 2024.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year and an increase in average net assets.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004916 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor C Shares
Trading Symbol	SHSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$198	1.86%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Healthcare stocks, while producing a strong absolute return, did not keep pace with the broader market at a time in which technology stocks played the largest role in the performance of the major indexes.
What contributed to performance?
At the sub-sector level, security selection in pharmaceuticals contributed to results. On a stock-specific basis, an underweight position in Bristol Myers Squibb Co. was the top contributor to performance. The biopharmaceutical company missed sales expectations for select treatments and faced elevated competition from generic drugs. An overweight position in Boston Scientific Corp. was another leading contributor. The medical device company reported robust sales growth in its surgery and cardiovascular segments and received approval for a new treatment from the Food and Drug Administration.
What detracted from performance?
Selection in the biotechnology sub-sector detracted. Among individual positions, an overweight in the biotechnology stock Biogen, Inc.—which was hurt by slower-than-expected sales for its Alzheimer’s treatment Leqembi—was the largest detractor. An overweight position in Penumbra, Inc. also hurt results. The medical device company missed first-quarter earnings estimates due to a decline in its international sales.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	12.42%	10.24%	10.80%
Investor C Shares (with sales charge)	11.42	10.24	10.80
Russell 3000® Index	27.58	15.00	12.09
Russell 3000® Health Care Index	12.85	11.30	10.71
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,314,133,305
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 55,667,396
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,314,133,305
Number of Portfolio Holdings	141
Net Investment Advisory Fees	$55,667,396
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Biotechnology	24.2%
Health Care Equipment & Supplies	22.7
Pharmaceuticals	21.3
Health Care Providers & Services	21.2
Life Sciences Tools & Services	9.4
Financial Services	0.1
Software	0.1
Short-Term Securities	2.0
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(b)Excludes short-term securities.
C000037661 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class R Shares
Trading Symbol	BHSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$155	1.46%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Healthcare stocks, while producing a strong absolute return, did not keep pace with the broader market at a time in which technology stocks played the largest role in the performance of the major indexes.
What contributed to performance?
At the sub-sector level, security selection in pharmaceuticals contributed to results. On a stock-specific basis, an underweight position in Bristol Myers Squibb Co. was the top contributor to performance. The biopharmaceutical company missed sales expectations for select treatments and faced elevated competition from generic drugs. An overweight position in Boston Scientific Corp. was another leading contributor. The medical device company reported robust sales growth in its surgery and cardiovascular segments and received approval for a new treatment from the Food and Drug Administration.
What detracted from performance?
Selection in the biotechnology sub-sector detracted. Among individual positions, an overweight in the biotechnology stock Biogen, Inc.—which was hurt by slower-than-expected sales for its Alzheimer’s treatment Leqembi—was the largest detractor. An overweight position in Penumbra, Inc. also hurt results. The medical device company missed first-quarter earnings estimates due to a decline in its international sales.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	12.88%	10.68%	11.07%
Russell 3000® Index	27.58	15.00	12.09
Russell 3000® Health Care Index	12.85	11.30	10.71
Average annual total returns reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,314,133,305
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 55,667,396
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,314,133,305
Number of Portfolio Holdings	141
Net Investment Advisory Fees	$55,667,396
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Biotechnology	24.2%
Health Care Equipment & Supplies	22.7
Pharmaceuticals	21.3
Health Care Providers & Services	21.2
Life Sciences Tools & Services	9.4
Financial Services	0.1
Software	0.1
Short-Term Securities	2.0
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(b)Excludes short-term securities.
C000166014 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BDSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the reporting period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, driving outperformance by mega-cap growth stocks within information technology and communications services.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 2000® Index) were led by fundamental and sentiment insights. Within fundamental measures, traditional valuation insights evaluating a company’s sales value worked well within the industrials and financials sectors. Within sentiment insights, measures of text-based trends along with retail investor and smart money flows supported stock selection across the industrials and energy sectors. Finally, while performance from macro measures was mixed overall, insights looking at inventory levels drove successful positioning within the consumer discretionary sector.
What detracted from performance?
The largest detractors from relative performance included fundamental quality insights, most notably defensive quality measures focusing on cash flows and debt maturities which drove unsuccessful stock selection within healthcare amid enthusiasm around the use of GLP-1 drugs for weight loss. Nontraditional measures with a preference for founder-led company management also detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	24.80%	9.90%	8.54%
Russell 3000® Index	27.58	15.00	12.09
Russell 2000® Index	20.12	8.61	7.66
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,514,797,540
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 13,668,396
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,514,797,540
Number of Portfolio Holdings	781
Net Investment Advisory Fees	$13,668,396
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.5%
Health Care	16.0
Information Technology	15.7
Financials	14.2
Consumer Discretionary	11.7
Energy	6.5
Real Estate	4.5
Materials	4.0
Consumer Staples	3.0
Communication Services	2.9
Utilities	2.2
Short-Term Securities	5.3
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Super Micro Computer, Inc.	1.4%
Boise Cascade Co.	1.1
Flowserve Corp.	1.0
SM Energy Co.	0.8
Plains GP Holdings LP, Class A	0.8
Murphy Oil Corp.	0.8
Reinsurance Group of America, Inc.	0.7
EMCOR Group, Inc.	0.7
Sanmina Corp.	0.7
Laureate Education, Inc., Class A	0.7
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Super Micro Computer, Inc.	1.4%
Boise Cascade Co.	1.1
Flowserve Corp.	1.0
SM Energy Co.	0.8
Plains GP Holdings LP, Class A	0.8
Murphy Oil Corp.	0.8
Reinsurance Group of America, Inc.	0.7
EMCOR Group, Inc.	0.7
Sanmina Corp.	0.7
Laureate Education, Inc., Class A	0.7
(b)Excludes short-term securities.
C000216612 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class K Shares
Trading Symbol	BTEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$101	0.85%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Technology stocks, particularly those expected to benefit from the growing use of artificial intelligence, strongly outpaced the broader equity market.
What contributed to performance?
At the sub-sector level, an underweight allocation to hardware stocks contributed to results. On a stock-specific basis, an underweight position in Apple, Inc., which lagged due in part to increased competition in China, was the top contributor to performance. An off-benchmark position in Meta Platforms, Inc. was another leading contributor. The internet company reported artificial intelligence-driven improvements in monetization across its social media platforms, announced significant cost reductions, and paid its first dividend.
What detracted from performance?
An overweight allocation to the new industries subsector detracted. Among individual positions, an overweight in the semiconductor stock Wolfspeed, Inc.—which was hurt by weakness in the electric vehicle market—was the largest detractor. An overweight position in Adyen NV also hurt results. The Dutch financial-technology company faced subdued demand as price-sensitive customers migrated to lower-cost competitors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	37.17%	19.10%	19.44%
MSCI All Country World Index	23.56	11.68	8.40
MSCI All-Country World Information Technology 10/40 Index	34.26	21.37	18.04
MSCI All-Country World Information Technology Index	33.48	23.02	18.52
Performance shown prior to December 30, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
Performance shown prior to the Class K Shares inception date of December 10, 2019 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Performance Inception Date	Dec. 10, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,335,557,974
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 36,849,953
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,335,557,974
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$36,849,953
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	35.8%
Software	28.5
Technology Hardware, Storage & Peripherals	8.9
Interactive Media & Services	4.9
Broadline Retail	4.1
Financial Services	3.6
Entertainment	3.5
Professional Services	2.4
IT Services	1.7
Communications Equipment	1.5
Other	4.7
Short-Term Securities	1.3
Liabilities in Excess of Other Assets	(0.9)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(b)Excludes short-term securities.
C000228504 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock SMID-Cap Growth Equity Fund
Class Name	Investor A Shares
Trading Symbol	BSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock SMID-Cap Growth Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equity market sentiment was supported as fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
  Within the growth stock universe, performance was led by a handful of mega-cap technology companies viewed as the likely principal beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 2500TM Growth Index), were led by security selection in the industrials, financials and communication services sectors. In industrials, overweight positioning in the aerospace and defense sub-sector contributed to performance, most notably an overweight position in Axon Enterprise. In financials, an out-of-benchmark position in Tradeweb Markets within capital markets contributed to performance. Finally, an out-of-benchmark position in social media and ecommerce company Pinterest within the communication services sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in consumer discretionary, information technology and consumer staples. Within consumer discretionary, an overweight to the hotels, restaurants and leisure industry, specifically an overweight position in Vail Resorts, detracted from relative returns. Next, within information technology, lack of exposure to the technology hardware, storage and peripherals sub-sector weighed most heavily on performance. Lastly, selection in consumer staples, most notably an out-of-benchmark position in Davide Campari Milano within the beverages sub-sector, detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 29, 2021 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Inception
Investor A Shares	11.28%	(14.79)%
Investor A Shares (with sales charge)	5.44	(16.35)
Russell 3000® Index	27.58	7.18
Russell 2500TM Growth Index	18.26	(4.16)
The Fund commenced operations on June 29, 2021.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 9,652,087
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 64,713
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$9,652,087
Number of Portfolio Holdings	85
Net Investment Advisory Fees	$64,713
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	28.2%
Information Technology	25.6
Consumer Discretionary	16.9
Health Care	12.4
Financials	6.8
Communication Services	6.3
Energy	2.0
Consumer Staples	1.5
Real Estate	0.2
Short-Term Securities	5.8
Liabilities in Excess of Other Assets	(5.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Entegris, Inc.	2.5
Booz Allen Hamilton Holding Corp., Class A	2.5
Bentley Systems, Inc., Class B	2.4
Comfort Systems U.S.A., Inc.	2.4
ASM International NV	2.4
Tradeweb Markets, Inc., Class A	2.4
Vertiv Holdings Co., Class A	2.3
Monolithic Power Systems, Inc.	2.3
Pinterest, Inc., Class A	2.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Axon Enterprise, Inc.	3.3%
Entegris, Inc.	2.5
Booz Allen Hamilton Holding Corp., Class A	2.5
Bentley Systems, Inc., Class B	2.4
Comfort Systems U.S.A., Inc.	2.4
ASM International NV	2.4
Tradeweb Markets, Inc., Class A	2.4
Vertiv Holdings Co., Class A	2.3
Monolithic Power Systems, Inc.	2.3
Pinterest, Inc., Class A	2.3
(b)Excludes short-term securities.
C000004057 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	BMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell 1000® Value Index) were led by security selection within the financial sector, driven by holdings within the financial services and bank industries. The Fund’s underweight to real estate also contributed to performance, most notably an underweight to industrial real estate investment trusts (“REITs”).
What detracted from performance?
The Fund’s overweight to and security selection with the healthcare sector detracted the most, with positioning in the healthcare equipment and supplies industry weighing most heavily on performance. Security selection within consumer staples also detracted from performance, particularly within the distribution and retail industry.
Approximately 30% of the Fund is overwritten using a covered call strategy designed to provide a consistent stream of income. The use of covered calls detracted from performance as expected during a rising market environment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	18.41%	10.31%	8.20%
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Value Index	21.71	10.74	8.61
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,032,731,260
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 14,704,213
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,032,731,260
Number of Portfolio Holdings	177
Net Investment Advisory Fees	$14,704,213
Portfolio Turnover Rate	85%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.2%
Health Care	18.0
Industrials	14.3
Information Technology	9.0
Energy	8.1
Consumer Staples	7.7
Communication Services	6.8
Consumer Discretionary	6.3
Utilities	4.7
Materials	3.6
Real Estate	1.4
Short-Term Securities	1.0
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.5%
RTX Corp.	1.6
Citigroup, Inc.	1.6
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6
Shell PLC	1.6
BP PLC	1.6
First Citizens BancShares, Inc., Class A	1.5
Baxter International, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
L3Harris Technologies, Inc.	1.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.5%
RTX Corp.	1.6
Citigroup, Inc.	1.6
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6
Shell PLC	1.6
BP PLC	1.6
First Citizens BancShares, Inc., Class A	1.5
Baxter International, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
L3Harris Technologies, Inc.	1.4
(b)Excludes short-term securities.
C000004059 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor A Shares
Trading Symbol	BMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell 1000® Value Index) were led by security selection within the financial sector, driven by holdings within the financial services and bank industries. The Fund’s underweight to real estate also contributed to performance, most notably an underweight to industrial real estate investment trusts (“REITs”).
What detracted from performance?
The Fund’s overweight to and security selection with the healthcare sector detracted the most, with positioning in the healthcare equipment and supplies industry weighing most heavily on performance. Security selection within consumer staples also detracted from performance, particularly within the distribution and retail industry.
Approximately 30% of the Fund is overwritten using a covered call strategy designed to provide a consistent stream of income. The use of covered calls detracted from performance as expected during a rising market environment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.14%	10.04%	7.89%
Investor A Shares (with sales charge)	11.94	8.86	7.31
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Value Index	21.71	10.74	8.61
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock U.S. Opportunities Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,032,731,260
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 14,704,213
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,032,731,260
Number of Portfolio Holdings	177
Net Investment Advisory Fees	$14,704,213
Portfolio Turnover Rate	85%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.2%
Health Care	18.0
Industrials	14.3
Information Technology	9.0
Energy	8.1
Consumer Staples	7.7
Communication Services	6.8
Consumer Discretionary	6.3
Utilities	4.7
Materials	3.6
Real Estate	1.4
Short-Term Securities	1.0
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.5%
RTX Corp.	1.6
Citigroup, Inc.	1.6
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6
Shell PLC	1.6
BP PLC	1.6
First Citizens BancShares, Inc., Class A	1.5
Baxter International, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
L3Harris Technologies, Inc.	1.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	2.5%
RTX Corp.	1.6
Citigroup, Inc.	1.6
Samsung Electronics Co. Ltd., Registered Shares, GDR	1.6
Shell PLC	1.6
BP PLC	1.6
First Citizens BancShares, Inc., Class A	1.5
Baxter International, Inc.	1.4
Fidelity National Information Services, Inc.	1.4
L3Harris Technologies, Inc.	1.4
(b)Excludes short-term securities.
C000004875 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$149	1.32%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Energy stocks delivered robust returns, albeit with elevated volatility, thanks to gains in both crude oil prices and the equity market more broadly.
What contributed to performance?
A zero weighting in Woodside Energy Group, Ltd. Contributed to performance, as did an underweight in Chevron Corp. An overweight in the midstream distribution company Williams Cos. also contributed to relative performance given its significant exposure to natural gas pipelines.
What detracted from performance?
The Fund held no positions in the refining company Phillips66, which rallied due to moves from an activist investor, which detracted from performance. A zero weighting in the Canadian integrated oil company Suncor Energy, Inc. detracted, as the stock rose on the strength of higher oil prices. Lack of positions in the Canadian uranium producer Cameco Corp., was an additional detractor, as the United States’ ban on Russia uranium imports was seen as a positive for the company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	26.06%	11.66%	0.85%
Investor A Shares (with sales charge)	19.44	10.47	0.31
MSCI All Country World Index	23.56	11.68	8.40
MSCI World Energy Index	25.46	10.93	2.21
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 343,286,416
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,611,139
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$343,286,416
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$2,611,139
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	91.1%
Energy Equipment & Services	7.6
Short-Term Securities	0.8
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.8%
Shell PLC	10.5
Chevron Corp.	6.7
BP PLC	6.2
ConocoPhillips	5.4
TotalEnergies SE	4.5
Canadian Natural Resources Ltd.	4.4
Hess Corp.	4.3
Marathon Petroleum Corp.	3.6
Valero Energy Corp.	3.2
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	19.8%
Shell PLC	10.5
Chevron Corp.	6.7
BP PLC	6.2
ConocoPhillips	5.4
TotalEnergies SE	4.5
Canadian Natural Resources Ltd.	4.4
Hess Corp.	4.3
Marathon Petroleum Corp.	3.6
Valero Energy Corp.	3.2
(b)Excludes short-term securities.
C000004885 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor A Shares
Trading Symbol	BMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$102	0.87%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights motivated a successful overweight to healthcare stocks that benefited from the GLP-1 (weight loss drug) theme. Fundamental measures also were additive, as defensive quality measures with a preference for companies with balance sheet strength and cash flow generation correctly positioned the portfolio within consumer durables. Additionally, non-traditional quality measures focusing on hiring practices and employee satisfaction contributed to performance. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	33.45%	16.74%	12.54%
Investor A Shares (with sales charge)	26.44	15.48	11.93
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Growth Index	33.60	19.37	15.80
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Flexible Equity Fund.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,226,660,906
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 5,323,635
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,226,660,906
Number of Portfolio Holdings	128
Net Investment Advisory Fees	$5,323,635
Portfolio Turnover Rate	128%

Holdings [Text Block]
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.6%
Consumer Discretionary	13.2
Communication Services	12.7
Health Care	11.6
Financials	6.1
Industrials	5.9
Consumer Staples	2.2
Materials	0.3
Real Estate	0.2
Short-Term Securities	1.0
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	12.8%
Apple Inc.	10.1
NVIDIA Corp.	5.8
Meta Platforms, Inc., Class A	4.9
Amazon.com, Inc.	4.9
Broadcom, Inc.	3.4
Eli Lilly & Co.	3.4
Alphabet, Inc., Class C, NVS	3.2
Mastercard, Inc., Class A	2.6
Home Depot, Inc. (The)	2.4
(b)Excludes short-term securities.
C000037670 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class R Shares
Trading Symbol	BGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI EAFE Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around Japanese stocks within financials and industrials that benefited as the theme of corporate reform continued to materialize in the region. Traditional fundamental measures also were additive, notably by driving positioning in U.K. consumer staples companies. An insight looking at research and development spending correctly positioned the portfolio in European healthcare stocks that benefited from enthusiasm around the use of GLP-1 drugs for weight loss. Finally, traditional quality insights looking at external financing correctly positioned the portfolio within information technology, particularly with respect to Japanese semiconductor companies likely to benefit from the emerging artificial intelligence theme.
What detracted from performance?
The largest detractors from relative performance included certain non-traditional fundamental quality insights, most notably those related to human capital such as those looking at veteran hiring, employee sentiment and hiring for environmental roles. In addition, changing market leadership proved a headwind to trend-following industry insights, with industry measures picking up on price momentum and favoring defensive positioning among the biggest laggards.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	19.81%	8.31%	5.21%
MSCI EAFE Index	18.53	8.05	4.60
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Average annual total returns reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,747,385,984
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 5,104,033
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,747,385,984
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$5,104,033
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	22.3%
United Kingdom	11.3
Germany	10.0
France	9.1
Switzerland	8.2
Netherlands	5.1
Australia	5.1
United States	5.0
Denmark	4.2
Spain	4.0
Other	13.0
Short-Term Securities	3.5
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

C000103252 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Institutional Shares
Trading Symbol	BICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Commodities produced a strong, broad-based gain during the reporting period, reflecting positive supply-and-demand trends.
  Natural resource stocks delivered robust returns, albeit with elevated volatility, thanks to the gains in both commodity prices and the equity market more broadly.
What contributed to performance?
The Fund invested in both commodity derivatives and natural resources equities, with a weighting of approximately 50% in each. Positions in energy stocks delivered the most meaningful outperformance, as the Fund’s holdings in some of the larger integrated energy companies benefitted from robust oil prices. The Fund’s holdings in precious metals (both commodity-linked derivatives and mining companies) also delivered strong relative returns. The gold price increased approximately 20% over the period, driven by strong investment demand and plateauing interest rates. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in agriculture stocks detracted. While grain prices were relatively rangebound, companies with exposure to the onshore China market came under pressure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.30%	10.19%	1.67%
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg Commodity Index Total ReturnSM	10.95	8.15	(1.08)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 680,078,745
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 4,802,627
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$680,078,745
Number of Portfolio Holdings	207
Net Investment Advisory Fees	$4,802,627
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	26.0%
Energy	18.5
Consumer Staples	2.3
Industrials	1.3
Health Care	0.8
Consumer Discretionary	0.6
Financials	0.1
Short-Term Securities	51.4
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	3.7%
Shell PLC	1.9
Wheaton Precious Metals Corp.	1.4
Agnico Eagle Mines Ltd.	1.4
Chevron Corp.	1.4
Barrick Gold Corp.	1.2
Glencore PLC	1.2
Newmont Corp.	1.1
BP PLC	1.1
Rio Tinto PLC	1.0
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	3.7%
Shell PLC	1.9
Wheaton Precious Metals Corp.	1.4
Agnico Eagle Mines Ltd.	1.4
Chevron Corp.	1.4
Barrick Gold Corp.	1.2
Glencore PLC	1.2
Newmont Corp.	1.1
BP PLC	1.1
Rio Tinto PLC	1.0
(b)Excludes short-term securities.
C000004040 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor C Shares
Trading Symbol	BMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$196	1.80%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equity market sentiment was supported as fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
  Within the growth stock universe, performance was led by a handful of mega-cap technology companies viewed as the likely principal beneficiaries of efforts to commercialize the use of artificial intelligence.
What contributed to performance?
Positive contributions to the Fund’s performance relative to the benchmark (Russell Midcap® Growth Index) were led by security selection in the financials sector along with positioning in information technology and investment decisions in industrials. In financials, an overweight to the capital markets industry, specifically an overweight to alternatives asset manager KKR, contributed to performance. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably an off-benchmark position in wafer processing equipment provider ASM International. Finally, an overweight to aerospace manufacturer TransDigm Group within industrials contributed to performance.
What detracted from performance?
The largest detractors from relative performance included stock selection in consumer discretionary and real estate, as well as positioning in energy. Within consumer discretionary, an out-of-benchmark benchmark position in Swedish online gaming solutions provider Evolution within the hotels, restaurants and leisure sub-sector weighed most heavily on returns. An overweight position to CoStar Group within real estate management and development was the biggest detractor. Lastly, an underweight to the energy sector, most notably to the oil, gas and consumable fuels sub-sector, detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	18.32%	7.23%	10.97%
Investor C Shares (with sales charge)	17.32	7.23	10.97
Russell 1000® Index	28.01	15.42	12.40
Russell Midcap® Growth Index	21.91	11.06	10.67
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,667,139,522
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 74,546,434
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,667,139,522
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$74,546,434
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	27.3%
Information Technology	24.3
Health Care	16.3
Financials	10.2
Consumer Discretionary	9.4
Communication Services	7.1
Real Estate	2.9
Materials	1.9
Consumer Staples	0.5
Energy	0.2
Short-Term Securities	4.0
Liabilities in Excess of Other Assets	(4.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Copart, Inc.	3.8%
Monolithic Power Systems, Inc.	3.5
Pinterest, Inc., Class A	3.1
IDEXX Laboratories, Inc.	3.0
Ares Management Corp., Class A	3.0
CoStar Group, Inc.	2.9
HEICO Corp.	2.7
Axon Enterprise, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.6
Entegris, Inc.	2.5
(b)Excludes short-term securities.
C000004062 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$109	0.92%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Technology stocks, particularly those expected to benefit from the growing use of artificial intelligence, strongly outpaced the broader equity market.
What contributed to performance?
At the sub-sector level, an underweight allocation to hardware stocks contributed to results. On a stock-specific basis, an underweight position in Apple, Inc., which lagged due in part to increased competition in China, was the top contributor to performance. An off-benchmark position in Meta Platforms, Inc. was another leading contributor. The internet company reported artificial intelligence-driven improvements in monetization across its social media platforms, announced significant cost reductions, and paid its first dividend.
What detracted from performance?
An overweight allocation to the new industries subsector detracted. Among individual positions, an overweight in the semiconductor stock Wolfspeed, Inc.—which was hurt by weakness in the electric vehicle market—was the largest detractor. An overweight position in Adyen NV also hurt results. The Dutch financial-technology company faced subdued demand as price-sensitive customers migrated to lower-cost competitors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	37.08%	19.03%	19.41%
MSCI All Country World Index	23.56	11.68	8.40
MSCI All-Country World Information Technology 10/40 Index	34.26	21.37	18.04
MSCI All-Country World Information Technology Index	33.48	23.02	18.52
Performance shown prior to December 30, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,335,557,974
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 36,849,953
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,335,557,974
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$36,849,953
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	35.8%
Software	28.5
Technology Hardware, Storage & Peripherals	8.9
Interactive Media & Services	4.9
Broadline Retail	4.1
Financial Services	3.6
Entertainment	3.5
Professional Services	2.4
IT Services	1.7
Communications Equipment	1.5
Other	4.7
Short-Term Securities	1.3
Liabilities in Excess of Other Assets	(0.9)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	14.8%
Microsoft Corp.	9.7
Apple Inc.	7.5
Broadcom, Inc.	3.6
Cadence Design Systems, Inc.	3.2
Meta Platforms, Inc., Class A	2.9
ASML Holding NV	2.9
Advanced Micro Devices, Inc.	2.6
Amazon.com, Inc.	2.5
Micron Technology, Inc.	2.2
(b)Excludes short-term securities.
C000004069 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Dividend Fund
Class Name	Investor A Shares
Trading Symbol	BREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Dividend Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  International equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Major overseas economies returned to positive growth, supporting the corporate earnings outlook.
  Signs of easing inflation led to expectations that leading central banks were poised to begin reducing interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI ACWI ex USA Index) were led by stock selection in information technology, industrials and materials. In terms of individual holdings, Danish pharmaceutical company Novo Nordisk benefited from increased demand for its diabetes and obesity products, including Wegovy which is increasingly available outside the United States. ASML, the Dutch manufacturer of silicon photolithography systems used in semiconductor manufacturing, reported revenues and earnings that exceeded expectations, driven by record order growth. Results for British arms, security and aerospace company BAE Systems have been boosted by conflicts in Ukraine and the Middle East as governments bolster their military capabilities.
What detracted from performance?
The largest detractors from performance included stock selection within and underweights to financials and consumer staples. With respect to specific holdings, Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China. Bank Rakyat, the Indonesian bank that specializes in small scale and microfinance lending, indicated that inconsistent underwriting practices (since rectified) in its rural loan program would likely lead to increased credit losses in coming months.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	14.07%	9.08%	4.30%
Investor A Shares (with sales charge)	8.08	7.91	3.74
MSCI ACWI ex USA Index	16.74	6.81	4.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 735,887,706
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,469,534
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$735,887,706
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$3,469,534
Portfolio Turnover Rate	71%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	14.9%
United States	12.1
France	11.8
Netherlands	9.1
Sweden	6.4
Japan	6.0
Canada	5.5
Taiwan	5.3
Germany	5.2
Denmark	4.7
Other	18.4
Short-Term Securities	0.1
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Novo Nordisk A/S, Class B	4.7
AstraZeneca PLC	3.9
Baker Hughes Co., Class A	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.7
RELX PLC	3.6
ASML Holding NV	3.6
Assa Abloy AB, Class B	3.6
Air Liquide SA	3.5
Texas Instruments, Inc.	3.3
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Novo Nordisk A/S, Class B	4.7
AstraZeneca PLC	3.9
Baker Hughes Co., Class A	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.7
RELX PLC	3.6
ASML Holding NV	3.6
Assa Abloy AB, Class B	3.6
Air Liquide SA	3.5
Texas Instruments, Inc.	3.3
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes and planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year and an increase in average net assets.
On April 16, 2024, the Board of Trustees of the Fund approved the reorganization of the Fund into a newly created ETF to be named BlackRock International Dividend ETF. The reorganization is expected to close on or about November 18, 2024.

Material Fund Change Name [Text Block]	On April 16, 2024, the Board of Trustees of the Fund approved the reorganization of the Fund into a newly created ETF to be named BlackRock International Dividend ETF. The reorganization is expected to close on or about November 18, 2024.
Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year and an increase in average net assets.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004912 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	SHSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Equities produced strong performance behind resilient economic data, steady corporate earnings, and expectations that the U.S. Federal Reserve would begin to cut interest rates later in the year.
  Healthcare stocks, while producing a strong absolute return, did not keep pace with the broader market at a time in which technology stocks played the largest role in the performance of the major indexes.
What contributed to performance?
At the sub-sector level, security selection in pharmaceuticals contributed to results. On a stock-specific basis, an underweight position in Bristol Myers Squibb Co. was the top contributor to performance. The biopharmaceutical company missed sales expectations for select treatments and faced elevated competition from generic drugs. An overweight position in Boston Scientific Corp. was another leading contributor. The medical device company reported robust sales growth in its surgery and cardiovascular segments and received approval for a new treatment from the Food and Drug Administration.
What detracted from performance?
Selection in the biotechnology sub-sector detracted. Among individual positions, an overweight in the biotechnology stock Biogen, Inc.—which was hurt by slower-than-expected sales for its Alzheimer’s treatment Leqembi—was the largest detractor. An overweight position in Penumbra, Inc. also hurt results. The medical device company missed first-quarter earnings estimates due to a decline in its international sales.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	13.57%	11.36%	11.74%
Russell 3000® Index	27.58	15.00	12.09
Russell 3000® Health Care Index	12.85	11.30	10.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,314,133,305
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 55,667,396
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,314,133,305
Number of Portfolio Holdings	141
Net Investment Advisory Fees	$55,667,396
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Industry allocation
Industry(a)	Percent of Net Assets
Biotechnology	24.2%
Health Care Equipment & Supplies	22.7
Pharmaceuticals	21.3
Health Care Providers & Services	21.2
Life Sciences Tools & Services	9.4
Financial Services	0.1
Software	0.1
Short-Term Securities	2.0
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(a)	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	9.9%
UnitedHealth Group, Inc.	7.8
Boston Scientific Corp.	5.6
AbbVie, Inc.	4.8
Merck & Co., Inc.	4.3
Amgen, Inc.	3.8
Thermo Fisher Scientific, Inc.	3.5
Danaher Corp.	3.4
Elevance Health, Inc.	3.0
Intuitive Surgical, Inc.	2.9
(b)Excludes short-term securities.
C000023030 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor A Shares
Trading Symbol	BROAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI EAFE Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around Japanese stocks within financials and industrials that benefited as the theme of corporate reform continued to materialize in the region. Traditional fundamental measures also were additive, notably by driving positioning in U.K. consumer staples companies. An insight looking at research and development spending correctly positioned the portfolio in European healthcare stocks that benefited from enthusiasm around the use of GLP-1 drugs for weight loss. Finally, traditional quality insights looking at external financing correctly positioned the portfolio within information technology, particularly with respect to Japanese semiconductor companies likely to benefit from the emerging artificial intelligence theme.
What detracted from performance?
The largest detractors from relative performance included certain non-traditional fundamental quality insights, most notably those related to human capital such as those looking at veteran hiring, employee sentiment and hiring for environmental roles. In addition, changing market leadership proved a headwind to trend-following industry insights, with industry measures picking up on price momentum and favoring defensive positioning among the biggest laggards.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	20.11%	8.60%	5.52%
Investor A Shares (with sales charge)	13.81	7.43	4.95
MSCI EAFE Index	18.53	8.05	4.60
Performance shown prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Opportunities Portfolio.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,747,385,984
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 5,104,033
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,747,385,984
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$5,104,033
Portfolio Turnover Rate	128%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
Japan	22.3%
United Kingdom	11.3
Germany	10.0
France	9.1
Switzerland	8.2
Netherlands	5.1
Australia	5.1
United States	5.0
Denmark	4.2
Spain	4.0
Other	13.0
Short-Term Securities	3.5
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Novo Nordisk A/S, Class B	3.4%
ASML Holding NV	3.1
Novartis AG, Registered Shares	2.3
SAP SE	2.1
Shell PLC	1.9
BHP Group Ltd.	1.8
Siemens AG, Registered Shares	1.8
Allianz SE, Registered Shares	1.7
GSK PLC	1.6
Tokyo Electron Ltd.	1.6
(a)	Excludes short-term securities.

C000198241 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Class K Shares
Trading Symbol	BCSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Commodities produced a strong, broad-based gain during the reporting period, reflecting positive supply-and-demand trends.
  Natural resource stocks delivered robust returns, albeit with elevated volatility, thanks to the gains in both commodity prices and the equity market more broadly.
What contributed to performance?
The Fund invested in both commodity derivatives and natural resources equities, with a weighting of approximately 50% in each. Positions in energy stocks delivered the most meaningful outperformance, as the Fund’s holdings in some of the larger integrated energy companies benefitted from robust oil prices. The Fund’s holdings in precious metals (both commodity-linked derivatives and mining companies) also delivered strong relative returns. The gold price increased approximately 20% over the period, driven by strong investment demand and plateauing interest rates. The Fund’s cash position had no material impact on performance.
What detracted from performance?
The Fund’s holdings in agriculture stocks detracted. While grain prices were relatively rangebound, companies with exposure to the onshore China market came under pressure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.49%	10.27%	1.71%
MSCI All Country World Index	23.56	11.68	8.40
Bloomberg Commodity Index Total ReturnSM	10.95	8.15	(1.08)
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 680,078,745
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 4,802,627
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$680,078,745
Number of Portfolio Holdings	207
Net Investment Advisory Fees	$4,802,627
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Materials	26.0%
Energy	18.5
Consumer Staples	2.3
Industrials	1.3
Health Care	0.8
Consumer Discretionary	0.6
Financials	0.1
Short-Term Securities	51.4
Liabilities in Excess of Other Assets	(1.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	3.7%
Shell PLC	1.9
Wheaton Precious Metals Corp.	1.4
Agnico Eagle Mines Ltd.	1.4
Chevron Corp.	1.4
Barrick Gold Corp.	1.2
Glencore PLC	1.2
Newmont Corp.	1.1
BP PLC	1.1
Rio Tinto PLC	1.0
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	3.7%
Shell PLC	1.9
Wheaton Precious Metals Corp.	1.4
Agnico Eagle Mines Ltd.	1.4
Chevron Corp.	1.4
Barrick Gold Corp.	1.2
Glencore PLC	1.2
Newmont Corp.	1.1
BP PLC	1.1
Rio Tinto PLC	1.0
(b)Excludes short-term securities.
C000242845 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Insights Long/Short Equity Fund
Class Name	Institutional Shares
Trading Symbol	BILSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock U.S. Insights Long/Short Equity Fund (the “Fund”) for the period of June 13, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$166(a)	1.55%
(a)	Institutional shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 166	[3]
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates.
What contributed to performance?
The Fund’s performance was driven by fundamental stock selection. Long positions in Nvidia Corp. and Amazon.com, Inc. proved beneficial amid the broader excitement around artificial intelligence. Elsewhere, long positions in energy companies Conocophillips Company and Suncor Energy Inc. also contributed positively. Gains from fundamental stock selection were compounded by systematic insights. Sentiment-based measures evaluating trends across analyst and executive comments as well as macro thematic insights measuring hiring trends and business-to-business invoicing collectively were key performance drivers. These insights broadly helped the Fund identify the dominant trends of what became an increasingly trending market. Finally, the Fund used derivatives to implement market timing models expressed in futures. These instruments contributed slightly to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
While fundamental stock selection contributed in aggregate, select positions detracted from performance, including a net long to media company Comcast and a short to oil stock CNX Resources Corp. Elsewhere, systematic measures evaluating traditional financial statement data such as cash flows, valuations and dividend consistency ran against the prevailing market themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 13, 2023 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
Since Inception
Institutional Shares	21.71%
S&P 500® Index	22.58
50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index	13.87
The Fund commenced operations on June 13, 2023.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 12,443,302
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$12,443,302
Number of Portfolio Holdings	244
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Energy	14.5%	11.9%	26.4%
Financials	7.5	7.7	15.2
Information Technology	5.6	5.8	11.4
Health Care	6.4	4.1	10.5
Utilities	4.3	6.2	10.5
Industrials	4.7	3.2	7.9
Communication Services	4.8	1.6	6.4
Consumer Discretionary	3.5	1.3	4.8
Materials	—	3.0	3.0
Real Estate	1.2	1.1	2.3
Consumer Staples	0.6	1.0	1.6
	53.1	46.9	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

[1]	Investor A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Class K shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[3]	Institutional shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.